UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Morgan Stanley Investment Management Inc.
Adviser
Morgan Stanley Emerging Markets
Domestic Debt Fund, Inc.
NYSE: EDD
Semi-Annual Report
April 30, 2026

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Table of Contents (unaudited)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Performance Summary

Average Annual Total Returns as of April 30, 2026(1)

	6 Month*	One Year	Five Years	Ten Years
Net Asset Value ("NAV")	9.56%	24.52%	5.92%	4.06%
Market price	9.67%	27.92%	7.15%	5.03%
J.P. Morgan Government Bond Index — Emerging Markets Global Diversified Index(2)	3.34%	11.25%	2.17%	2.59%
* Cumulative return
Performance data quoted on the table represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested at prices obtained under the Fund’s dividend reinvestment plan. For the most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports. Investment returns and principal value will fluctuate so that Fund shares, when sold, may be worth more or less than their original cost. The table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The Fund’s total returns are based upon the market value and net asset value on the last business day of the period.

Distributions
Total Distributions per share for the period	$0.27
Distribution Rate at NAV	9.38%
Distribution Rate at Market Price(3)	9.96%
% Premium/(Discount) to NAV(4)	(5.86)%

(1)
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

(2)
The J.P. Morgan Government Bond Index — Emerging Markets Global Diversified Index tracks local currency government bonds issued by emerging markets.  The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)
The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and non-dividend distributions, also known as return of capital.
The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. The
Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential.
Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

(4)	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments
(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (74.9%)
Albania (2.7%)
Sovereign (2.7%)
Albanian Government Bond,
3.70%, 1/10/28	ALL	1,800	$22
3.90%, 1/22/30		75,900	954
4.05%, 2/7/32		43,200	542
4.30%, 7/10/27		114,500	1,421
4.70%, 2/23/27		37,000	459
4.95%, 7/22/29		353,300	4,593
5.25%, 1/26/29 - 1/23/35		254,100	3,305
5.59%, 2/19/40		6,100	79
6.13%, 7/25/34		17,100	236
			11,611
Angola (0.2%)
Sovereign (0.2%)
Angolan Government International Bond,
9.13%, 11/26/49		$289	277
9.24%, 1/15/31		412	440
			717
Armenia (3.5%)
Sovereign (3.5%)
Republic of Armenia Treasury Bond,
8.60%, 4/29/30	AMD	408,526	1,132
9.00%, 10/29/35		795,693	2,204
9.25%, 4/29/28		786,700	2,197
9.60%, 10/29/33		2,652,886	7,640
9.75%, 10/29/50 - 10/29/52		757,312	2,207
			15,380
Barbados (0.2%)
Sovereign (0.2%)
Barbados Government International Bond,
8.00%, 6/26/35		$789	848
Benin (0.0%)‡
Sovereign (0.0%)‡
Benin Government International Bond,
4.88%, 1/19/32	EUR	118	133
	Face Amount (000)		Value (000)
Brazil (1.4%)
Sovereign (1.4%)
Brazil Notas do Tesouro Nacional,
6.00%, 5/15/35	BRL	7,195	$6,156
Colombia (5.7%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,194
Sovereign (5.4%)
Colombian TES,
7.00%, 3/26/31		6,681,300	1,401
11.75%, 1/24/35		66,554,400	16,646
12.50%, 2/27/30		3,943,000	1,026
13.25%, 2/9/33		16,123,700	4,283
Colombian TES, Series B
7.00%, 6/30/32		535,000	106
			23,462
			24,656
Congo, Democratic Republic Of The (0.1%)
Sovereign (0.1%)
DRC International Bond,
9.50%, 4/16/37		$631	645
Dominican Republic (0.2%)
Sovereign (0.2%)
Dominican Republic International Bond,
11.25%, 9/15/35	DOP	49,350	915
Egypt (3.4%)
Sovereign (3.4%)
Egypt Government Bond,
19.98%, 5/20/30	EGP	505,088	9,378
24.46%, 10/1/27		286,643	5,310
			14,688
Ethiopia (1.1%)
Sovereign (1.1%)
Ethiopia International Bond,
6.63%, 12/11/24		$4,412	4,554
6.63%, 12/11/25 (a)		290	300
			4,854

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Guatemala (0.1%)
Sovereign (0.1%)
Guatemala Government Bond,
6.60%, 6/13/36		$283	$304
Hungary (2.4%)
Sovereign (2.4%)
Hungary Government Bond,
3.00%, 10/27/38 - 4/25/41	HUF	3,723,210	8,801
4.00%, 4/28/51		80,770	192
7.00%, 10/24/35		396,980	1,374
			10,367
India (0.8%)
Sovereign (0.8%)
India Government Bond,
7.24%, 8/18/55	INR	261,790	2,653
7.30%, 6/19/53		101,620	1,029
			3,682
Indonesia (2.2%)
Sovereign (2.2%)
Indonesia Treasury Bond,
6.38%, 4/15/32	IDR	6,661,000	374
7.00%, 9/15/30 - 2/15/33		92,642,000	5,393
8.75%, 5/15/31		58,978,000	3,709
			9,476
Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	4,022
Kazakhstan Government Bond - MEOKAM,
16.95%, 10/9/30		746,612	1,677
Kazakhstan Government Bond - MEUKAM,
5.00%, 4/18/28		211,334	375
5.50%, 9/20/28		209,238	362
8.66%, 4/4/33		921,667	1,432
10.55%, 7/28/29		502,000	948
10.69%, 8/23/33		133,290	229
11.05%, 1/28/37		45,014	74
14.00%, 5/12/31 - 2/13/35		2,273,917	4,609
14.45%, 6/5/33		6,867	14
	Face Amount (000)		Value (000)

14.60%, 3/6/32	KZT	11,275	$23
15.18%, 2/5/32		1,237,885	2,626
			16,391
Lebanon (0.5%)
Sovereign (0.5%)
Lebanon Government International Bond,
5.80%, 4/14/20 (b)(c)		$783	200
6.00%, 1/27/23 (b)(c)		566	144
6.10%, 10/4/22 (b)(c)		1,331	337
6.15%, 6/19/20 (b)(c)		129	33
6.20%, 2/26/25 (b)(c)		143	36
6.25%, 5/27/22 - 6/12/25 (b)(c)		518	131
6.38%, 3/9/20 (b)(c)		637	162
6.40%, 5/26/23 (b)(c)		2,275	580
6.60%, 11/27/26 (b)(c)		52	13
6.65%, 4/22/24 - 2/26/30 (b)(c)		371	95
6.75%, 11/29/27 (b)(c)		86	22
6.85%, 3/23/27 - 5/25/29 (b)(c)		299	76
7.00%, 12/3/24 - 3/23/32 (b)(c)		516	133
7.05%, 11/2/35 (b)(c)		1	—@
7.25%, 3/23/37 (b)(c)		179	47
8.20%, 5/17/33 (b)(c)		1	—@
8.25%, 4/12/21 (b)(c)		531	141
			2,150
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	11,420	2,852
4.70%, 10/15/42		3,900	1,072
			3,924
Mexico (7.8%)
Sovereign (7.8%)
Mexican Bonos,
7.75%, 5/29/31 - 11/23/34	MXN	154,520	8,238
8.00%, 2/21/36 - 7/31/53		346,892	17,462
8.50%, 3/1/29 - 11/18/38		140,699	7,964
			33,664
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond,
6.63%, 2/25/30 (a)		$200	$206
6.63%, 2/25/30		500	515
			721
Nigeria (0.5%)
Sovereign (0.5%)
Nigeria Government Bond,
17.95%, 6/25/32	NGN	2,291,810	1,756
19.00%, 2/21/34		246,889	204
			1,960
Paraguay (1.7%)
Sovereign (1.7%)
Paraguay Government International Bond,
7.90%, 2/9/31	PYG	7,446,000	1,220
7.90%, 2/9/31 (a)		35,855,000	5,872
8.50%, 3/4/35 (a)		590,000	98
			7,190
Peru (1.3%)
Sovereign (1.3%)
Peru Government Bond,
6.85%, 8/12/35	PEN	2,172	646
6.90%, 8/12/37		10,668	3,084
7.60%, 8/12/39		6,348	1,907
			5,637
Poland (3.4%)
Sovereign (3.4%)
Republic of Poland Government Bond,
2.00%, 8/25/36	PLN	57,375	14,527
Romania (1.7%)
Sovereign (1.7%)
Romania Government Bond,
4.25%, 4/28/36	RON	1,555	279
4.75%, 10/11/34		6,715	1,284
6.70%, 2/25/32		3,915	864
6.75%, 4/25/35		2,410	527
7.10%, 7/31/34		7,375	1,665
7.20%, 10/30/33		4,905	1,105
	Face Amount (000)		Value (000)

7.25%, 7/30/40	RON	1,205	$271
7.90%, 2/24/38		1,510	359
8.25%, 9/29/32		4,230	1,005
			7,359
Serbia (0.2%)
Sovereign (0.2%)
Serbia Treasury Bond,
4.50%, 8/20/32	RSD	45,030	435
7.00%, 10/26/31		44,730	488
			923
South Africa (7.2%)
Corporate Bond (0.0%)‡
Absa Bank Ltd.,
13.75%, 9/27/50	TZS	446,700	198
Sovereign (7.2%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,350	1,036
8.50%, 1/31/37		38,329	2,215
8.75%, 1/31/44 - 2/28/48		123,499	6,998
8.88%, 2/28/35		58,167	3,513
9.00%, 1/31/40		295,319	17,346
			31,108
			31,306
Sri Lanka (1.8%)
Sovereign (1.8%)
Sri Lanka Government Bond,
9.00%, 6/1/33 - 11/1/33	LKR	115,000	326
9.75%, 7/1/30		339,000	1,051
10.25%, 9/15/34		535,000	1,610
10.35%, 10/15/29		14,000	45
11.00%, 10/15/28 - 10/15/30		1,161,000	3,747
11.25%, 3/15/31		6,000	20
11.50%, 12/15/32		311,000	1,007
			7,806
Supranational (0.6%)
Sovereign (0.6%)
Corp. Andina de Fomento,
7.50%, 4/4/34	INR	132,000	1,335
8.25%, 4/26/34		107,000	1,126
			2,461

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Suriname (0.7%)
Sovereign (0.7%)
Suriname Government International Bond,
7.70%, 11/6/30		$209	$218
7.70%, 11/6/30 (a)		672	699
8.50%, 11/6/35 (a)		2,153	2,340
			3,257
Tanzania, United Republic Of (0.1%)
Corporate Bond (0.1%)
Absa Bank Ltd.,
13.50%, 8/2/35	TZS	1,264,000	577
Thailand (1.9%)
Sovereign (1.9%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	901
1.88%, 6/17/49		50,000	1,222
2.00%, 6/17/42		158,500	4,331
3.30%, 6/17/38		50,000	1,653
			8,107
Turkey (0.7%)
Sovereign (0.7%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	50,000	797
17.80%, 7/13/33		3,000	40
27.70%, 9/27/34		56,793	1,086
30.00%, 9/12/29		44,155	860
31.08%, 11/8/28		3,000	61
Turkiye Government Bond, 1 day TRY TLREF Rate + 0.00%
40.92%, 7/4/29 (d)		11,214	249
			3,093
Uganda (1.5%)
Sovereign (1.5%)
Republic of Uganda Government Bond,
14.25%, 6/22/34	UGX	23,000	6
14.38%, 2/3/33		467,300	122
15.00%, 6/18/43		3,190,400	820
15.80%, 6/23/39		12,765,400	3,441
16.25%, 11/8/35		7,773,600	2,180
			6,569
	Face Amount (000)		Value (000)
Uruguay (0.0%)‡
Sovereign (0.0%)‡
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	5,269	$141
Uzbekistan (10.2%)
Corporate Bonds (3.8%)
European Bank for Reconstruction & Development,
17.35%, 3/1/27		$280	293
Ipoteka-Bank ATIB,
17.50%, 10/9/28	UZS	10,450,000	905
20.50%, 4/25/27		15,590,000	1,374
TBC Bank Group PLC,
22.00%, 6/5/28 (a)		15,360,000	1,293
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	12,841
			16,706
Loan Participation Notes (0.5%)
Europe Asia Investment Finance BV (Borrower - Joint Stock Commercial Bank "Asaka"),
18.70%, 7/21/26 (e)(f)(g)		25,786,585	2,165
Sovereign (5.9%)
Asian Development Bank,
14.50%, 6/26/28		7,716,500	667
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,242
Republic of Uzbekistan International Bond,
12.25%, 4/13/29		134,900,000	11,448
15.50%, 2/25/28		42,000,000	3,781
16.25%, 10/12/26		55,720,000	4,844
16.63%, 5/29/27		40,000,000	3,552
			25,534
			44,405
Venezuela (1.4%)
Sovereign (1.4%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (b)(c)		$964	365
5.50%, 4/12/37 (b)(c)		414	157
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Sovereign (cont’d)
6.00%, 10/28/22 - 11/15/26 (b)(c)		$4,299	$1,701
9.00%, 11/17/21 (b)(c)		277	126
9.75%, 5/17/35 (b)(c)		622	295
12.75%, 2/17/22 (b)(c)		422	217
Venezuela Government International Bond,
6.00%, 12/9/20 (b)(c)		246	106
7.00%, 3/31/38 (b)(c)		200	95
7.65%, 4/21/25 (b)(c)		523	248
7.75%, 10/13/19 (b)(c)		393	181
8.25%, 10/13/24 (b)(c)		1,170	566
9.00%, 5/7/23 (b)(c)		272	137
9.25%, 9/15/27 - 5/7/28 (b)(c)		2,413	1,258
9.38%, 1/13/34 (b)(c)		60	32
11.75%, 10/21/26 (b)(c)		279	159
11.95%, 8/5/31 (b)(c)		224	128
12.75%, 8/23/22 (b)(c)		160	91
			5,862
Zambia (2.8%)
Sovereign (2.8%)
Zambia Government Bond,
13.00%, 9/20/31 - 6/26/33	ZMW	4,005	194
14.00%, 7/24/38		1,103	51
14.50%, 2/16/28		9,500	513
14.90%, 2/16/29		11,000	598
14.98%, 2/16/31		500	27
16.00%, 10/27/28 - 2/16/33		17,609	964
16.10%, 1/26/31		5,116	286
16.49%, 11/24/30		5,885	333
16.60%, 2/16/36		21,194	1,147
16.85%, 1/26/33		7,196	400
16.95%, 12/22/32		5,225	294
17.00%, 11/24/32		6,896	385
17.19%, 1/26/36		14,766	816
17.50%, 11/24/35 - 12/22/35		13,933	779
17.59%, 2/16/41		72,050	3,885
18.49%, 5/27/32		1,056	64
18.79%, 1/26/41		5,117	290
18.99%, 10/27/40 - 11/24/40		12,723	729
	Face Amount (000)		Value (000)

19.00%, 6/23/35 - 9/29/35	ZMW	6,011	$352
22.50%, 11/25/34		2,302	161
26.50%, 4/30/39		500	40
			12,308
Total Fixed Income Securities (Cost $307,412)			324,770
Short-Term Investments (25.0%)
U.S. Treasury Security (2.3%)
U.S. Treasury Bill,
3.68%, 6/16/26 (h)		$990	$985
3.69%, 6/16/26 (h)		1,050	$1,045
3.67%, 6/16/26 (h)		7,910	$7,874
TOTAL U.S. TREASURY SECURITY (Cost $9,904)			9,904

Shares
Investment Company (15.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note F) (Cost $66,047)	66,047,391	66,047

	Face Amount (000)
Sovereign (7.5%)
Albania (0.3%)
Albanian Treasury Bill, 2.35%, 1/28/27	ALL	77	925
Republic of Albania Treasury, 2.15%, 6/25/26		9	110
			1,035
Nigeria (7.2%)
Nigeria OMO Bill,
18.18%, 7/7/26	NGN	310,158	219
18.43%, 1/12/27		581,963	377
18.56%, 1/12/27		387,975	252
18.61%, 1/19/27		758,104	490
18.62%, 1/19/27		297,518	192
18.70%, 1/12/27		299,129	194
19.03%, 1/19/27		302,984	196
19.26%, 1/12/27		346,527	225
19.33%, 8/4/26		570,945	397
19.39%, 7/7/26		206,772	146
19.40%, 8/11/26		1,147,379	796

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(Showing Percentage of Total Value of Investments)
	Face Amount (000)		Value (000)
Nigeria (cont’d)
19.41%, 8/11/26	NGN	570,324	$396
19.42%, 8/11/26		1,148,833	797
19.47%, 1/12/27		470,385	305
19.71%, 5/5/26		228,778	166
19.74%, 7/7/26		564,000	398
19.85%, 7/10/26		228,778	160
20.16%, 6/2/26		765,226	548
20.23%, 1/12/27		3,898,429	2,527
20.25%, 5/26/26		1,525,713	1,101
20.27%, 5/26/26		1,211,443	874
20.30%, 1/19/27		723,701	468
20.33%, 5/19/26 - 7/7/26		968,119	696
20.47%, 5/26/26 - 7/14/26		1,606,164	1,145
20.49%, 6/2/26		1,159,103	831
20.59%, 6/23/26		382,613	272
20.62%, 8/11/26		586,554	407
20.68%, 6/2/26		223,310	160
20.75%, 7/14/26		5,431,285	3,819
20.93%, 7/14/26 - 9/1/26		580,507	407
21.10%, 7/7/26		213,570	151
21.15%, 6/2/26		282,291	202
21.16%, 7/28/26 - 8/18/26		2,031,948	1,400
21.29%, 7/28/26		213,571	149
21.33%, 9/8/26		715,663	489
21.34%, 6/23/26 - 9/8/26		371,750	258
21.35%, 9/8/26		716,314	489
21.39%, 9/1/26		119,810	82
21.41%, 9/1/26		239,658	164
21.43%, 8/11/26		832,925	578
21.50%, 5/5/26		227,530	165
21.55%, 7/28/26		213,571	149
21.66%, 6/23/26		99,422	71
21.67%, 6/23/26		68,352	49
22.05%, 9/22/26		832,925	561
22.06%, 5/5/26		210,665	153
22.12%, 5/5/26		213,571	155
22.22%, 5/12/26		106,785	78
22.35%, 5/12/26		412,244	300
22.41%, 5/26/26		427,141	308
22.56%, 5/26/26 - 6/30/26		5,741,193	4,068
	Face Amount (000)		Value (000)

22.64%, 5/19/26	NGN	1,655,760	$1,200
22.65%, 5/26/26		150,821	109
22.74%, 6/23/26		1,371,500	975
			31,264
Total Sovereign (Cost $31,595)			32,299
Total Short-Term Investments (Cost $107,546)			108,250
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (99.9%)(Cost $414,958)			433,020
TOTAL PURCHASED OPTIONS OUTSTANDING (0.1%) (Cost $582)			351
TOTAL INVESTMENTS (100%) (Cost $415,540)(i)(j)			433,371
LIABILITIES IN EXCESS OF OTHER ASSETS			(48,702)
NET ASSETS			384,669
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)
Floating or variable rate securities: The rates
disclosed are as of April 30, 2026. For securities
based on a published reference rate and spread, the
reference rate and spread are indicated in the
description in the Portfolio of Investments. Certain
variable rate securities may not be based on a
published reference rate and spread but are
determined by the issuer or agent and are based on
current market conditions. These securities do not
indicate a reference rate and spread in their
description in the Portfolio of Investments.

(e)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(f)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
(g)
Security exempt from registration under Regulation S
of the Securities Act of 1933, as amended, which
exempts from registration securities offered and sold
outside the United States. Security may not be offered
or sold in the United States except pursuant to an
exemption from, or in a transaction not subject to, the
registration requirements of the Securities Act of
1933, as amended. At April 30, 2026, the value of
this security is approximately $2,165,000 or 0.56%
of the Fund's net assets.

(h)	Rate shown is the yield to maturity at April 30, 2026.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)
At April 30, 2026, the aggregate cost for federal
income tax purposes approximates the aggregate
cost for book purposes. The aggregate gross
unrealized appreciation is approximately $43,956,000
and the aggregate gross unrealized depreciation is
approximately $24,964,000, resulting in net
unrealized appreciation of approximately
$18,992,000.

JSC	Joint Stock Company.
TLREF	Turkish Lira Overnight Reference Rate.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at April 30, 2026:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	IDR	153,232,000		$9,010	9/17/26	$220
Australia & New Zealand Banking Group Ltd.	IDR	202,463,566		$11,905	9/17/26	291
Australia & New Zealand Banking Group Ltd.	IDR	59,879,866		$3,521	9/17/26	86
Australia & New Zealand Banking Group Ltd.		$7,945	IDR	135,111,289	9/17/26	(194)
Bank of America NA	CZK	186,300	EUR	7,599	6/17/26	(36)
Bank of America NA	EUR	7,620	CZK	186,300	6/17/26	10
Bank of America NA	EUR	7,645	PLN	32,700	6/17/26	30
Bank of America NA	EUR	800	PLN	3,400	6/17/26	(2)
Bank of America NA	EUR	211		$245	5/8/26	(3)
Bank of America NA	EUR	2,504		$2,932	5/8/26	(7)
Bank of America NA	HUF	31,767	EUR	80	6/17/26	(8)
Bank of America NA	HUF	177,715	EUR	469	6/17/26	(19)
Bank of America NA	UGX	722,903		$185	11/16/26	2
Bank of America NA		$9,942	BRL	50,100	6/2/26	103
Bank of America NA		$710	EGP	35,623	6/24/26	(63)
Bank of America NA		$1,410	INR	131,500	6/17/26	(29)
Bank of America NA		$672	KZT	367,166	11/2/26	72
Bank of America NA		$406	KZT	210,887	6/8/26	44
Bank of America NA		$406	KZT	210,681	6/8/26	43
Bank of America NA		$810	KZT	416,950	6/8/26	79
Bank of America NA		$412	KZT	219,744	9/4/26	43
Bank of America NA		$412	KZT	219,477	9/4/26	42
Bank of America NA		$348	KZT	179,574	6/8/26	35
Bank of America NA		$410	KZT	218,687	9/8/26	41
Bank of America NA		$652	PHP	37,405	5/12/26	(44)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	UYU	15,153		$366	6/24/26	$(9)
Bank of America NA	UYU	15,000		$365	7/8/26	(5)
Bank of America NA	ZAR	36,300		$2,116	6/17/26	(56)
Barclays Bank PLC	EUR	422	CZK	10,300	6/17/26	(1)
Barclays Bank PLC	EUR	3,940	HUF	1,515,950	6/17/26	240
Barclays Bank PLC	EUR	5,374	HUF	2,051,280	6/17/26	274
Barclays Bank PLC	EUR	7,039	PLN	29,908	9/9/26	(59)
Barclays Bank PLC	EUR	9,594	PLN	40,768	9/8/26	(79)
Barclays Bank PLC	EUR	4,688	PLN	19,911	9/2/26	(39)
Barclays Bank PLC	EUR	4,817	PLN	20,466	9/4/26	(40)
Barclays Bank PLC	INR	180,000		$1,900	6/17/26	11
Barclays Bank PLC	MYR	11,700		$2,974	6/18/26	24
Barclays Bank PLC	MYR	35,540		$9,077	6/16/26	117
Barclays Bank PLC	PEN	17,881		$5,163	6/17/26	79
Barclays Bank PLC	PEN	6,250		$1,804	6/17/26	28
Barclays Bank PLC	PLN	19,911	EUR	4,565	9/2/26	(105)
Barclays Bank PLC	PLN	20,466	EUR	4,681	9/4/26	(121)
Barclays Bank PLC	PLN	40,768	EUR	9,361	9/8/26	(196)
Barclays Bank PLC	PLN	29,908	EUR	6,869	9/9/26	(141)
Barclays Bank PLC	RON	2,803	EUR	510	5/12/26	(34)
Barclays Bank PLC	TRY	144,683		$3,086	5/18/26	(76)
Barclays Bank PLC	TRY	159,298		$2,903	11/19/26	(33)
Barclays Bank PLC		$808	BRL	4,300	6/2/26	54
Barclays Bank PLC		$351	IDR	6,050,454	6/17/26	(3)
Barclays Bank PLC		$1,217	IDR	20,927,608	6/17/26	(11)
Barclays Bank PLC		$709	INR	65,500	6/17/26	(21)
Barclays Bank PLC		$223	MXN	4,000	6/17/26	5
Barclays Bank PLC		$9,459	MYR	37,039	6/16/26	(122)
Barclays Bank PLC		$8,045	MYR	31,500	6/16/26	(104)
Barclays Bank PLC		$13,199	MYR	51,681	6/16/26	(171)
Barclays Bank PLC		$15,745	MYR	61,653	6/16/26	(204)
Barclays Bank PLC		$4,790	PEN	16,591	6/17/26	(73)
Barclays Bank PLC		$1,459	PEN	5,055	6/17/26	(22)
Barclays Bank PLC		$1,658	PEN	5,744	6/17/26	(25)
Barclays Bank PLC		$558	PHP	32,000	5/12/26	(38)
Barclays Bank PLC		$359	THB	11,600	6/17/26	(2)
Barclays Bank PLC		$2,882	TRY	159,298	11/19/26	53
Barclays Bank PLC		$3,765	TRY	175,983	5/18/26	81
Barclays Bank PLC		$7,881	TRY	369,806	5/20/26	185
Barclays Bank PLC		$463	TRY	21,743	5/20/26	11
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$4,153	TWD	132,550	10/8/26	$70
Barclays Bank PLC		$3,573	ZAR	59,605	6/17/26	(6)
Barclays Bank PLC	ZAR	306,490		$18,373	6/17/26	33
Barclays Bank PLC	ZAR	110,600		$6,630	6/17/26	12
Barclays Bank PLC	ZAR	36,443		$2,192	6/17/26	11
BNP Paribas SA	CNH	62,730		$9,115	6/17/26	(94)
BNP Paribas SA	IDR	1,614,513		$94	6/17/26	1
BNP Paribas SA	IDR	3,114,623		$182	6/17/26	2
BNP Paribas SA	PHP	396,296		$7,069	5/12/26	624
BNP Paribas SA		$15,660	CNH	107,775	6/17/26	162
BNP Paribas SA		$16,708	CNH	114,984	6/17/26	173
BNP Paribas SA		$7,591	CNH	52,240	6/17/26	79
BNP Paribas SA		$2,636	IDR	45,469,104	6/17/26	(15)
BNP Paribas SA		$1,573	PHP	90,000	5/12/26	(109)
BNP Paribas SA		$4,136	TWD	132,550	7/8/26	64
Citibank NA	CNH	3,260		$476	6/17/26	(3)
Citibank NA	COP	937,000		$250	6/17/26	(5)
Citibank NA	COP	2,016,000		$539	6/17/26	(10)
Citibank NA	EGP	29,655		$559	5/4/26	6
Citibank NA	EGP	29,658		$552	5/5/26	(1)
Citibank NA	HUF	741,000	EUR	1,862	6/17/26	(193)
Citibank NA	HUF	2,020,200	EUR	5,076	6/17/26	(525)
Citibank NA	IDR	30,727,905		$1,773	9/17/26	10
Citibank NA	KES	32,133		$228	2/3/27	(14)
Citibank NA	TRY	31,300		$664	5/18/26	(20)
Citibank NA	TRY	106,293		$2,124	7/28/26	(50)
Citibank NA	UGX	344,769		$93	5/13/26	1
Citibank NA	UGX	1,151,604		$314	5/4/26	8
Citibank NA	UGX	130,655		$34	10/20/26	1
Citibank NA	UGX	152,067		$41	5/4/26	—@
Citibank NA		$484	COP	1,858,900	6/17/26	22
Citibank NA		$8,056	EGP	424,500	9/15/26	(585)
Citibank NA		$1,789	EUR	1,520	5/8/26	(5)
Citibank NA		$570	KES	76,687	2/3/27	7
Citibank NA		$500	PEN	1,764	6/17/26	2
Citibank NA		$869	PHP	49,862	5/12/26	(58)
Citibank NA		$613	PHP	35,881	5/12/26	(29)
Citibank NA		$42	UGX	152,067	5/4/26	(2)
Citibank NA		$449	UGX	1,673,948	5/4/26	(5)
Citibank NA		$248	UGX	920,628	7/24/26	(8)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$264	UGX	984,251	5/13/26	$(3)
Citibank NA		$309	UGX	1,151,604	5/4/26	(4)
Citibank NA		$1,023	UYU	41,400	6/17/26	2
Citibank NA		$267	VND	7,015,116	5/8/26	(1)
Citibank NA		$265	VND	7,075,279	6/17/26	2
Citibank NA		$632	VND	16,908,843	7/13/26	6
Citibank NA		$262	VND	7,015,116	8/12/26	2
Citibank NA		$7,151	ZAR	120,800	6/17/26	77
Citibank NA	UYU	3,639		$92	6/8/26	1
Citibank NA	UYU	11,248		$275	6/25/26	(4)
Citibank NA	VND	7,015,116		$266	5/8/26	(—@ )
Citibank NA	ZMW	2,676		$141	5/5/26	(2)
Deutsche Bank AG	IDR	30,293,505		$1,743	5/5/26	(7)
Deutsche Bank AG	KES	30,538		$223	2/24/27	(6)
Deutsche Bank AG	KZT	1,165,344		$2,248	6/8/26	(237)
Deutsche Bank AG	KZT	308,727		$595	6/22/26	(60)
Deutsche Bank AG	KZT	307,181		$595	6/8/26	(60)
Deutsche Bank AG	KZT	346,946		$652	7/27/26	(75)
Deutsche Bank AG	KZT	346,718		$652	7/21/26	(76)
Deutsche Bank AG	KZT	346,653		$652	7/22/26	(76)
Deutsche Bank AG	KZT	560,000		$1,170	5/13/26	(35)
Deutsche Bank AG	KZT	280,585		$585	5/13/26	(19)
Deutsche Bank AG	KZT	280,585		$585	5/13/26	(19)
Deutsche Bank AG	KZT	284,913		$585	6/11/26	(22)
Deutsche Bank AG	KZT	568,480		$1,170	6/11/26	(41)
Deutsche Bank AG	KZT	640,733		$1,320	6/8/26	(47)
Deutsche Bank AG		$1,109	KZT	677,230	10/15/26	271
Deutsche Bank AG		$1,347	KZT	821,200	10/23/26	322
Deutsche Bank AG		$2,075	KZT	1,255,519	10/27/26	473
Deutsche Bank AG		$762	KZT	450,653	11/3/26	150
Deutsche Bank AG		$762	KZT	438,950	8/10/26	152
Deutsche Bank AG		$763	KZT	438,806	8/7/26	153
Deutsche Bank AG		$3,115	KZT	1,664,944	6/8/26	435
Deutsche Bank AG		$433	KZT	235,800	6/22/26	67
Deutsche Bank AG		$699	KZT	374,390	7/22/26	87
Deutsche Bank AG		$1,152	KZT	613,000	7/27/26	132
Deutsche Bank AG		$921	KZT	467,549	6/11/26	75
Deutsche Bank AG		$921	KZT	465,937	6/11/26	71
Deutsche Bank AG		$921	KZT	465,061	6/11/26	69
Deutsche Bank AG		$372	KZT	205,606	3/11/27	30
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG		$3,968	KZT	2,135,224	12/14/26	$307
Deutsche Bank AG		$4,084	KZT	2,135,224	9/14/26	313
Deutsche Bank AG		$705	KZT	346,718	7/21/26	23
Deutsche Bank AG		$315	KZT	153,156	6/22/26	10
Deutsche Bank AG		$86	KZT	41,594	6/11/26	3
Deutsche Bank AG		$631	KZT	303,766	5/13/26	23
Deutsche Bank AG		$516	KZT	247,164	6/8/26	11
Deutsche Bank AG		$188	KZT	88,974	6/8/26	1
Deutsche Bank AG		$1,022	KZT	479,398	6/11/26	(1)
Deutsche Bank AG		$830	RUB	66,462	10/14/26	14
Deutsche Bank AG		$107	UZS	1,393,314	3/11/27	3
Deutsche Bank AG		$213	UZS	2,788,760	3/11/27	6
Deutsche Bank AG		$107	UZS	1,395,978	3/12/27	3
Deutsche Bank AG		$107	UZS	1,393,314	3/12/27	3
Deutsche Bank AG		$156	UZS	2,031,887	3/17/27	4
Deutsche Bank AG		$156	UZS	2,035,784	3/18/27	4
Deutsche Bank AG		$78	UZS	1,017,892	3/18/27	2
Deutsche Bank AG		$78	UZS	1,015,164	3/17/27	2
Goldman Sachs International	BRL	30,711		$5,833	6/2/26	(324)
Goldman Sachs International	BRL	47,450		$9,013	6/2/26	(500)
Goldman Sachs International	CLP	66,346		$72	6/17/26	(1)
Goldman Sachs International	CLP	1,450,460		$1,582	6/17/26	(30)
Goldman Sachs International	CLP	5,310,800		$5,754	6/17/26	(149)
Goldman Sachs International	CLP	2,863,000		$3,102	6/17/26	(79)
Goldman Sachs International	COP	15,751,829		$4,106	6/17/26	(182)
Goldman Sachs International	COP	12,290,200		$3,203	6/17/26	(142)
Goldman Sachs International	EGP	155,429		$2,586	9/15/26	(149)
Goldman Sachs International	EUR	7,828	HUF	3,109,685	6/17/26	791
Goldman Sachs International	EUR	1,277	HUF	464,756	6/17/26	(8)
Goldman Sachs International	EUR	9,865	HUF	3,617,732	6/17/26	29
Goldman Sachs International	EUR	338	PLN	1,434	6/17/26	(1)
Goldman Sachs International	HUF	957,751	EUR	2,484	6/17/26	(158)
Goldman Sachs International	HUF	299,321	EUR	813	6/17/26	(6)
Goldman Sachs International	IDR	2,813,339		$164	6/17/26	2
Goldman Sachs International	MXN	11,300		$630	6/17/26	(15)
Goldman Sachs International	MXN	8,000		$448	6/17/26	(9)
Goldman Sachs International	MXN	319,516		$18,230	6/17/26	5
Goldman Sachs International	PLN	4,100	EUR	954	6/17/26	(9)
Goldman Sachs International	THB	17,800		$549	6/17/26	1
Goldman Sachs International		$30,025	BRL	158,073	6/2/26	1,667

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$5,678	BRL	29,896	6/2/26	$315
Goldman Sachs International		$5,137	CLP	4,709,391	6/17/26	97
Goldman Sachs International		$7,473	CLP	6,850,494	6/17/26	140
Goldman Sachs International		$6,335	CLP	5,671,800	5/13/26	(32)
Goldman Sachs International		$5,178	COP	19,864,546	6/17/26	229
Goldman Sachs International		$493	COP	1,893,150	6/17/26	22
Goldman Sachs International		$10,817	COP	41,500,761	6/17/26	479
Goldman Sachs International		$695	EGP	35,259	7/7/26	(57)
Goldman Sachs International		$409	IDR	7,027,621	6/17/26	(4)
Goldman Sachs International		$89	IDR	1,539,009	6/17/26	(—@ )
Goldman Sachs International		$1,129	INR	106,900	6/17/26	(6)
Goldman Sachs International		$512	MXN	8,901	6/17/26	(4)
Goldman Sachs International		$5,398	MXN	94,608	6/17/26	(1)
Goldman Sachs International		$1,275	PHP	74,558	5/12/26	(62)
Goldman Sachs International		$4,617	TWD	146,000	7/8/26	9
Goldman Sachs International		$8,578	TWD	272,100	6/17/26	33
Goldman Sachs International		$188	VND	4,931,911	5/26/26	(1)
Goldman Sachs International		$131	VND	3,492,984	7/10/26	1
Goldman Sachs International		$13,095	ZAR	214,544	6/17/26	(257)
Goldman Sachs International		$5,033	ZAR	82,456	6/17/26	(99)
Goldman Sachs International		$14,707	ZAR	248,380	6/17/26	155
Goldman Sachs International		$12,629	ZAR	207,976	6/17/26	(184)
Goldman Sachs International		$5,905	ZAR	97,032	6/17/26	(99)
Goldman Sachs International		$607	ZAR	10,200	6/17/26	4
Goldman Sachs International	UYU	800		$20	6/29/26	(—@ )
Goldman Sachs International	ZAR	23,090		$1,407	6/17/26	25
Goldman Sachs International	ZAR	570		$34	6/17/26	(—@ )
Goldman Sachs International	ZAR	62,960		$3,728	6/17/26	(39)
Goldman Sachs International	ZAR	202,797		$12,008	6/17/26	(127)
Goldman Sachs International	ZAR	146,420		$8,670	6/17/26	(92)
Goldman Sachs International	ZAR	10,200		$609	5/5/26	(4)
HSBC Bank PLC	EUR	8,540		$10,024	5/8/26	(1)
HSBC Bank PLC	EUR	9,575		$11,239	5/8/26	(1)
HSBC Bank PLC	EUR	14,428		$16,934	5/8/26	(1)
HSBC Bank PLC	EUR	11,345		$13,317	5/8/26	(1)
HSBC Bank PLC	EUR	3,719		$4,365	5/8/26	(—@ )
HSBC Bank PLC	EUR	678		$795	5/8/26	(—@ )
HSBC Bank PLC	EUR	78		$91	5/8/26	(—@ )
HSBC Bank PLC	EUR	158		$186	5/8/26	(—@ )
HSBC Bank PLC	EUR	473		$555	5/8/26	(—@ )
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	HUF	9,054	EUR	23	6/17/26	$(2)
HSBC Bank PLC	IDR	47,507,500		$2,795	9/17/26	69
HSBC Bank PLC	PLN	32,700	EUR	7,613	6/17/26	(68)
HSBC Bank PLC		$11,658	EUR	9,916	5/8/26	(19)
JPMorgan Chase Bank NA	CNH	21,100		$3,083	6/17/26	(15)
JPMorgan Chase Bank NA	CZK	19,600	EUR	798	6/17/26	(6)
JPMorgan Chase Bank NA	EUR	524	RON	2,803	5/12/26	17
JPMorgan Chase Bank NA	EUR	4,058	RON	20,886	6/17/26	(67)
JPMorgan Chase Bank NA	EUR	524	RON	2,699	6/17/26	(9)
JPMorgan Chase Bank NA	EUR	971	RON	5,000	6/17/26	(16)
JPMorgan Chase Bank NA	EUR	819		$958	5/8/26	(3)
JPMorgan Chase Bank NA	HUF	1,123,209	EUR	2,844	6/17/26	(267)
JPMorgan Chase Bank NA	HUF	134,034	EUR	354	6/17/26	(14)
JPMorgan Chase Bank NA	IDR	18,615,620		$1,094	9/17/26	27
JPMorgan Chase Bank NA	IDR	1,612,163		$94	6/17/26	1
JPMorgan Chase Bank NA	KES	31,165		$228	2/3/27	(7)
JPMorgan Chase Bank NA	KES	13,389		$99	2/3/27	(2)
JPMorgan Chase Bank NA	KES	30,595		$226	2/18/27	(4)
JPMorgan Chase Bank NA	RON	12,800	EUR	2,487	6/17/26	41
JPMorgan Chase Bank NA	RON	4,290	EUR	833	6/17/26	14
JPMorgan Chase Bank NA	TRY	97,142		$2,068	5/20/26	(51)
JPMorgan Chase Bank NA		$2,245	EGP	123,039	6/17/26	(2)
JPMorgan Chase Bank NA		$6,846	EUR	5,834	5/8/26	2
JPMorgan Chase Bank NA		$205	EUR	175	5/8/26	—@
JPMorgan Chase Bank NA		$19,195	EUR	16,357	5/8/26	6
JPMorgan Chase Bank NA		$38,864	EUR	33,119	5/8/26	12
JPMorgan Chase Bank NA		$197	EUR	168	5/8/26	—@
JPMorgan Chase Bank NA		$364	EUR	310	5/8/26	—@
JPMorgan Chase Bank NA		$1,503	EUR	1,284	5/8/26	5
JPMorgan Chase Bank NA		$62	IDR	1,068,372	6/17/26	(1)
JPMorgan Chase Bank NA		$2,622	IDR	44,965,821	6/17/26	(29)
JPMorgan Chase Bank NA		$2,479	IDR	42,517,501	6/17/26	(28)
JPMorgan Chase Bank NA		$1,746	IDR	30,360,918	6/17/26	4
JPMorgan Chase Bank NA		$1,767	INR	165,961	6/17/26	(25)
JPMorgan Chase Bank NA		$866	INR	82,000	6/17/26	(5)
JPMorgan Chase Bank NA		$3,429	KZT	1,802,434	8/13/26	324
JPMorgan Chase Bank NA		$138	MNT	529,927	9/28/26	7
JPMorgan Chase Bank NA		$582	NGN	884,557	3/15/27	2
JPMorgan Chase Bank NA		$482	NGN	714,543	12/16/26	2
JPMorgan Chase Bank NA		$2,155	TRY	106,293	7/28/26	19

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$3,311	TRY	151,017	5/12/26	$8
JPMorgan Chase Bank NA		$83	TRY	3,759	5/12/26	—@
JPMorgan Chase Bank NA		$376	VND	10,000,326	7/22/26	1
Standard Chartered Bank	EGP	35,623		$712	6/24/26	64
Standard Chartered Bank	EUR	11,569	HUF	4,547,850	6/17/26	1,014
Standard Chartered Bank	EUR	354		$414	5/8/26	(1)
Standard Chartered Bank	KES	30,196		$218	11/12/26	(11)
Standard Chartered Bank	MXN	158,300		$8,833	6/17/26	(196)
Standard Chartered Bank	MXN	300,714		$16,780	6/17/26	(373)
Standard Chartered Bank	NGN	627,309		$444	6/30/26	(3)
Standard Chartered Bank	NGN	637,957		$444	7/2/26	(10)
Standard Chartered Bank	NGN	316,538		$222	7/2/26	(3)
Standard Chartered Bank	THB	13,900		$425	6/17/26	(3)
Standard Chartered Bank	UGX	683,978		$185	10/20/26	10
Standard Chartered Bank	UGX	688,612		$185	10/23/26	9
Standard Chartered Bank	UGX	689,539		$185	10/21/26	9
Standard Chartered Bank	UGX	681,197		$185	7/24/26	8
Standard Chartered Bank	UGX	679,344		$185	7/28/26	8
Standard Chartered Bank	UGX	1,380,931		$371	11/3/26	19
Standard Chartered Bank	UGX	1,002,333		$278	5/4/26	12
Standard Chartered Bank	UGX	667,295		$185	5/4/26	8
Standard Chartered Bank	UGX	345,233		$93	11/6/26	5
Standard Chartered Bank	UGX	692,690		$185	11/10/26	9
Standard Chartered Bank	UGX	692,319		$185	11/10/26	9
Standard Chartered Bank	UGX	696,026		$185	11/12/26	8
Standard Chartered Bank	UGX	353,111		$93	11/13/26	3
Standard Chartered Bank	UGX	1,081,217		$289	5/4/26	2
Standard Chartered Bank	UGX	341,920		$92	5/4/26	1
Standard Chartered Bank		$2,687	EUR	2,294	5/8/26	7
Standard Chartered Bank		$1,804	IDR	30,727,905	9/17/26	(41)
Standard Chartered Bank		$4,761	IDR	81,709,185	6/17/26	(50)
Standard Chartered Bank		$228	KES	30,196	11/12/26	1
Standard Chartered Bank		$228	KES	30,595	2/18/27	2
Standard Chartered Bank		$228	KES	30,538	2/24/27	1
Standard Chartered Bank		$1,358	MXN	24,341	6/17/26	30
Standard Chartered Bank		$13,350	MXN	239,239	6/17/26	296
Standard Chartered Bank		$10,192	MXN	182,649	6/17/26	226
Standard Chartered Bank		$6,673	PHP	383,000	5/12/26	(444)
Standard Chartered Bank		$518	PHP	30,290	5/12/26	(25)
Standard Chartered Bank		$419	UGX	1,553,660	11/10/26	(24)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Standard Chartered Bank		$512	UGX	1,836,960	5/4/26	$(24)
Standard Chartered Bank		$417	UGX	1,537,680	11/3/26	(25)
Standard Chartered Bank		$249	VND	6,674,540	7/13/26	2
Standard Chartered Bank	ZAR	10,782		$636	6/17/26	(9)
State Street Bank & Trust Co.	COP	3,394,157		$883	6/17/26	(41)
State Street Bank & Trust Co.	COP	3,002,400		$774	6/17/26	(43)
State Street Bank & Trust Co.	COP	3,134,000		$831	6/18/26	(22)
State Street Bank & Trust Co.	COP	7,069,000		$1,874	6/17/26	(50)
State Street Bank & Trust Co.	COP	5,082,942		$1,350	6/17/26	(33)
State Street Bank & Trust Co.	COP	3,107,798		$823	6/17/26	(23)
State Street Bank & Trust Co.	COP	1,930,234		$517	6/17/26	(8)
State Street Bank & Trust Co.	COP	3,853,000		$1,037	6/17/26	(12)
State Street Bank & Trust Co.	COP	51,399,659		$14,005	6/17/26	15
State Street Bank & Trust Co.	EUR	1,146	PLN	4,909	6/17/26	7
State Street Bank & Trust Co.	EUR	21,309	PLN	91,298	6/17/26	127
State Street Bank & Trust Co.	EUR	2,946	PLN	12,621	6/17/26	18
State Street Bank & Trust Co.	EUR	429		$521	1/25/27	13
State Street Bank & Trust Co.	INR	135,600		$1,443	6/17/26	19
State Street Bank & Trust Co.	PEN	5,055		$1,489	6/17/26	52
State Street Bank & Trust Co.	PHP	251,700		$4,469	5/12/26	375
State Street Bank & Trust Co.	PHP	85,000		$1,523	5/12/26	141
State Street Bank & Trust Co.	PLN	820	EUR	191	6/17/26	(1)
State Street Bank & Trust Co.	PLN	435	EUR	102	6/17/26	(1)
State Street Bank & Trust Co.	PLN	26,700	EUR	6,232	6/17/26	(37)
State Street Bank & Trust Co.	PLN	46,449	EUR	10,841	6/17/26	(64)
State Street Bank & Trust Co.	ZAR	283,018		$16,568	6/17/26	(368)
UBS AG	BRL	3,300		$630	6/3/26	(31)
UBS AG	CLP	3,000,000		$3,253	6/17/26	(81)
UBS AG	CZK	87,400	EUR	3,569	6/17/26	(12)
UBS AG	CZK	99,470	EUR	4,062	6/17/26	(13)
UBS AG	EUR	6,518	CZK	159,598	6/17/26	21
UBS AG	EUR	3,909	CZK	95,709	6/17/26	13
UBS AG	EUR	9,639	CZK	236,037	6/17/26	31
UBS AG	HUF	2,249,689	EUR	5,688	6/17/26	(542)
UBS AG	HUF	673,900	EUR	1,704	6/17/26	(162)
UBS AG	HUF	34,645	EUR	88	6/17/26	(8)
UBS AG	HUF	3,599	EUR	9	6/17/26	(1)
UBS AG	HUF	80,595	EUR	210	6/17/26	(13)
UBS AG	IDR	3,211,246		$188	6/17/26	3
UBS AG	IDR	30,568,053		$1,786	6/17/26	23

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	IDR	2,018,399		$118	6/17/26	$1
UBS AG	IDR	3,116,190		$182	6/17/26	2
UBS AG	IDR	2,047,117		$119	6/17/26	1
UBS AG	INR	835,500		$8,983	6/17/26	213
UBS AG	MXN	25,500		$1,469	6/17/26	14
UBS AG	THB	69,030		$2,193	6/17/26	68
UBS AG	THB	234,500		$7,449	6/17/26	231
UBS AG	TRY	294,407		$6,248	5/20/26	(174)
UBS AG		$496	EUR	423	5/8/26	1
UBS AG		$573	IDR	9,827,746	6/17/26	(6)
UBS AG		$342	IDR	5,887,434	6/17/26	(2)
UBS AG		$209	IDR	3,591,539	6/17/26	(2)
UBS AG		$180	IDR	3,107,529	6/17/26	(1)
UBS AG		$1,026	INR	95,424	6/17/26	(24)
UBS AG		$26,771	INR	2,489,960	6/17/26	(635)
UBS AG		$3,119	INR	290,094	6/17/26	(74)
UBS AG		$489	THB	15,397	6/17/26	(15)
UBS AG		$25,667	THB	808,012	6/17/26	(796)
UBS AG		$586	THB	18,678	6/17/26	(11)
						$1,868

Call Options Written:
The Fund had the following call options written open at April 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
Barclays Bank PLC	USD/BRL	BRL	7.00	7/14/27	(6,303,000)	$6,303	$(76)	$(424)	$348
Barclays Bank PLC	USD/KRW	KRW	1,610.00	10/1/26	(4,000,000)	4,000	(16)	(45)	29
Barclays Bank PLC	USD/KRW	KRW	1,590.00	9/17/26	(2,000,000)	2,000	(9)	(19)	10
Citibank NA	USD/KRW	KRW	1,600.00	9/21/26	(2,000,000)	2,000	(8)	(21)	13
JPMorgan Chase Bank NA	USD/KRW	KRW	1,630.00	9/28/26	(3,000,000)	3,000	(9)	(25)	16
							$(118)	$(534)	$416
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)

Put Options Purchased:
The Fund had the following put options purchased open at April 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	USD/CNH	CNH	6.60	11/4/26	2,000,000	$2,000	$5	$5	$(— @)
Citibank NA	USD/CNH	CNH	6.60	11/4/26	2,000,000	2,000	6	6	(— @)
JPMorgan Chase Bank NA	USD/CNH	CNH	6.72	7/15/26	14,000,000	14,000	22	52	(30)
Barclays Bank PLC	USD/CNH	CNH	6.72	7/16/26	12,800,000	12,800	21	45	(24)
Barclays Bank PLC	USD/CNH	CNH	6.75	7/7/26	9,000,000	9,000	19	23	(4)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	1/25/29	9,800,000	9,800	10	80	(70)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	1/30/29	11,200,000	11,200	12	95	(84)
Barclays Bank PLC	USD/KRW	KRW	1,420.00	9/17/26	2,000,000	2,000	20	26	(6)
Citibank NA	USD/KRW	KRW	1,420.00	9/21/26	2,000,000	2,000	20	21	(1)
JPMorgan Chase Bank NA	USD/KRW	KRW	1,420.00	9/28/26	3,000,000	3,000	32	25	7
Barclays Bank PLC	USD/KRW	KRW	1,425.00	10/1/26	4,000,000	4,000	49	46	4
JPMorgan Chase Bank NA	USD/KRW	KRW	1,440.00	8/10/26	9,000,000	9,000	65	85	(20)
JPMorgan Chase Bank NA	USD/KRW	KRW	1,440.00	9/8/26	2,000,000	2,000	16	17	(1)
Standard Chartered Bank	USD/KRW	KRW	1,440.00	9/14/26	6,800,000	6,800	54	56	(2)
							$351	$582	$(231)

Futures Contracts:
The Fund had the following futures contracts open at April 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury Long Bond (United States)	3	6/18/26	$(300)	$(339)	$13
U.S. Treasury 5 yr. Note (United States)	17	6/30/26	(1,700)	(1,833)	29
U.S. Treasury 10 yr. Note (United States)	44	6/18/26	(4,400)	(4,866)	66
					$108

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at April 30, 2026:
Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	6.93%	Monthly/ Monthly	12/15/27	MXN	285,000	$(33)	$—	$(33)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	7.04	Monthly/ Monthly	3/9/28		32,630	(5)	—	(5)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	7.06	Monthly/ Monthly	3/7/28		33,000	(4)	—	(4)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	7.30	Monthly/ Monthly	12/9/27		300,300	62	—	62
Morgan Stanley & Co. LLC	3 Month JIBAR	Receive	7.52	Quarterly/ Quarterly	6/17/31	ZAR	11,210	5	—	5
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/ Quarterly	9/17/30	MYR	28,000	(95)	—	(95)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/ Quarterly	12/17/30		11,000	(40)	—	(40)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.33	Quarterly/ Quarterly	12/17/30		6,200	(12)	—	(12)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.37	Quarterly/ Quarterly	3/18/31		3,800	(7)	—	(7)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.40	Quarterly/ Quarterly	3/18/31		6,900	(9)	—	(9)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.45	Quarterly/ Quarterly	6/18/31		7,985	(9)	—	(9)
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.54	Quarterly/ Quarterly	3/18/31		3,800	1	—	1
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.54	Quarterly/ Quarterly	6/18/31		6,000	(1)	—	(1)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.71	Quarterly/ Quarterly	6/17/31	KRW	922,000	3	—	3
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.70	Quarterly/ Quarterly	6/17/31		948,200	4	—	4
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.38%	Quarterly/ Quarterly	3/18/31		9,125,000	$(109)	$—	$(109)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.41	Quarterly/ Quarterly	3/18/31		3,049,000	(33)	—	(33)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.44	Quarterly/ Quarterly	3/18/31		3,316,000	(32)	—	(32)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.44	Quarterly/ Quarterly	3/18/31		1,524,000	(15)	—	(15)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.44	Quarterly/ Quarterly	3/18/31		3,659,000	(36)	—	(36)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.45	Quarterly/ Quarterly	3/18/31		3,659,000	(35)	—	(35)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.47	Quarterly/ Quarterly	3/18/31		2,491,800	(22)	—	(22)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.47	Quarterly/ Quarterly	3/18/31		1,524,200	(13)	—	(13)
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.61	Annual/ Quarterly	9/9/32	PLN	81,200	67	—	67
Morgan Stanley & Co. LLC	3 Month WIBOR	Receive	4.49	Annual/ Quarterly	8/12/32		18,919	25	—	25
Morgan Stanley & Co. LLC	6 Month CLICP	Receive	5.10	Semi- Annual/ Semi- Annual	6/17/31	CLP	1,115,000	(1)	—	(1)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.72	Semi- Annual/ Semi- Annual	3/18/31		711,000	(12)	—	(12)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.75	Semi- Annual/ Semi- Annual	6/18/30		5,150,000	(52)	—	(52)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.79	Semi- Annual/ Semi- Annual	6/21/29		2,750,000	(14)	—	(14)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Receive	4.62%	Annual/ Semi- Annual	6/17/36	CZK	47,110	$(16)	$—	$(16)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Receive	4.28	Annual/ Semi- Annual	6/17/31		18,200	5	—	5
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.49	Semi- Annual/ Annual	6/18/30		32,140	(24)	—	(24)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.60	Semi- Annual/ Annual	3/18/31		20,150	(33)	—	(33)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.66	Semi- Annual/ Annual	9/17/30		49,170	(23)	—	(23)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.76	Semi- Annual/ Annual	9/18/29		259,000	22	—	22
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.83	Semi- Annual/ Annual	3/18/31		19,400	(22)	—	(22)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.85	Semi- Annual/ Annual	12/17/30		23,820	(24)	—	(24)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi- Annual/ Annual	9/20/33		49,943	(26)	—	(26)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi- Annual/ Annual	9/20/33		20,700	(11)	—	(11)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.15	Semi- Annual/ Annual	9/20/28		37,900	36	—	36
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.29	Semi- Annual/ Annual	6/17/31		32,500	(9)	—	(9)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.33	Semi- Annual/ Annual	12/20/33		30	—	—	(—@ )
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.95	Annual/ Semi- Annual	6/17/36	PLN	3,214	(11)	—	(11)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.91	Annual/ Semi- Annual	6/17/36		5,696	(15)	—	(15)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.70%	Annual/ Semi- Annual	6/17/31	34,133	$(49)	$—	$(49)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.43	Annual/ Semi- Annual	6/17/31	2,900	5	—	5
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.34	Annual/ Semi- Annual	6/18/35	15,735	24	—	24
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.31	Annual/ Semi- Annual	6/18/35	3,054	6	—	6
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.17	Semi- Annual/ Annual	6/17/31	2,522	(13)	—	(13)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.18	Semi- Annual/ Annual	6/17/31	4,113	(20)	—	(20)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.24	Semi- Annual/ Annual	6/17/31	8,424	(34)	—	(34)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.24	Semi- Annual/ Annual	6/17/31	19,000	(79)	—	(79)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.25	Semi- Annual/ Annual	6/17/31	2,841	(11)	—	(11)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.38	Semi- Annual/ Annual	12/17/35	10,800	(79)	—	(79)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.59	Semi- Annual/ Annual	8/12/32	18,919	(18)	—	(18)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	4.71	Semi- Annual/ Annual	9/9/32	81,200	(39)	—	(39)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.02	Semi- Annual/ Annual	9/18/29	7,600	89	—	89
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.16	Semi- Annual/ Annual	6/21/28	17,000	210	—	210
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.26	Semi- Annual/ Annual	6/12/28	40,000	526	—	526

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.42%	Semi- Annual/ Annual	6/19/29		13,500	$222	$—	$222
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.70	Maturity/ Maturity	1/4/27	BRL	20,700	(493)	—	(493)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.88	Maturity/ Maturity	1/4/27		15,600	(346)	—	(346)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.78	Maturity/ Maturity	1/4/27		7,060	(111)	—	(111)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.65	Maturity/ Maturity	1/4/27		6,800	(74)	—	(74)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.75	Maturity/ Maturity	1/2/29		6,200	(58)	—	(58)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.96	Maturity/ Maturity	1/2/29		28,700	(124)	—	(124)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.97	Maturity/ Maturity	1/2/31		3,064	(17)	—	(17)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.02	Maturity/ Maturity	1/2/29		10,040	(63)	—	(63)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.03	Maturity/ Maturity	1/2/31		4,000	(21)	—	(21)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.18	Maturity/ Maturity	1/2/29		18,380	(94)	—	(94)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.19	Maturity/ Maturity	1/2/31		6,900	(20)	—	(20)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.20	Maturity/ Maturity	1/2/29		13,712	(61)	—	(61)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.30	Maturity/ Maturity	1/2/31		4,982	(19)	—	(19)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.51	Maturity/ Maturity	1/2/29		13,456	(44)	—	(44)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.78%	Maturity/ Maturity	1/4/27		16,670	$18	$—	$18
Morgan Stanley & Co. LLC	BRL-CDI	Pay	15.23	Maturity/ Maturity	1/4/27		16,500	59	—	59
Morgan Stanley & Co. LLC	CNRR	Pay	1.39	Quarterly/ Quarterly	6/18/30	CNY	25,942	(20)	—	(20)
Morgan Stanley & Co. LLC	CNRR	Pay	1.44	Quarterly/ Quarterly	3/19/30		15,550	(7)	—	(7)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/ Quarterly	3/19/30		12,650	(4)	—	(4)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/ Quarterly	9/17/30		20,210	(9)	—	(9)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48	Quarterly/ Quarterly	6/18/30		17,350	(4)	—	(4)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48	Quarterly/ Quarterly	9/17/30		23,940	(8)	—	(8)
Morgan Stanley & Co. LLC	CNRR	Pay	1.50	Quarterly/ Quarterly	3/19/30		24,200	(2)	—	(2)
Morgan Stanley & Co. LLC	CNRR	Pay	1.55	Quarterly/ Quarterly	6/17/31		23,796	(2)	—	(2)
Morgan Stanley & Co. LLC	CNRR	Pay	1.56	Quarterly/ Quarterly	9/17/30		14,400	3	—	3
Morgan Stanley & Co. LLC	CNRR	Pay	1.56	Quarterly/ Quarterly	6/17/31		8,000	—	—	—@
Morgan Stanley & Co. LLC	CNRR	Pay	1.56	Quarterly/ Quarterly	6/17/31		7,000	—	—	(—@ )
Morgan Stanley & Co. LLC	CNRR	Pay	1.56	Quarterly/ Quarterly	6/17/31		9,880	—	—	(—@ )
Morgan Stanley & Co. LLC	CNRR	Pay	1.57	Quarterly/ Quarterly	12/17/30		9,460	2	—	2

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	CNRR	Pay	1.58%	Quarterly/ Quarterly	12/17/30		4,990	$1	$—	$1
Morgan Stanley & Co. LLC	CNRR	Pay	1.59	Quarterly/ Quarterly	12/17/30		5,600	2	—	2
Morgan Stanley & Co. LLC	CNRR	Pay	1.59	Quarterly/ Quarterly	12/17/30		126,600	42	—	42
Morgan Stanley & Co. LLC	CNRR	Pay	1.61	Quarterly/ Quarterly	9/17/30		20,750	11	—	11
Morgan Stanley & Co. LLC	CNRR	Pay	1.62	Quarterly/ Quarterly	3/18/31		12,000	6	—	6
Morgan Stanley & Co. LLC	CNRR	Pay	1.63	Quarterly/ Quarterly	3/18/31		84,400	48	—	48
Morgan Stanley & Co. LLC	CNRR	Pay	1.64	Quarterly/ Quarterly	12/17/30		10,448	7	—	7
Morgan Stanley & Co. LLC	CNRR	Pay	1.73	Quarterly/ Quarterly	12/18/29		9,000	10	—	10
Morgan Stanley & Co. LLC	CNRR	Pay	2.03	Quarterly/ Quarterly	9/18/29		14,100	37	—	37
Morgan Stanley & Co. LLC	CNRR	Pay	2.12	Quarterly/ Quarterly	6/19/29		13,600	40	—	40
Morgan Stanley & Co. LLC	CNRR	Pay	2.39	Quarterly/ Quarterly	12/20/28		17,330	59	—	59
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/ Quarterly	12/21/27		134,000	300	—	300
Morgan Stanley & Co. LLC	CNRR	Pay	2.44	Quarterly/ Quarterly	12/20/28		89,100	319	—	319
Morgan Stanley & Co. LLC	CPIBR	Receive	11.41	Quarterly/ Quarterly	6/17/31	COP	3,350,000	12	—	12
Morgan Stanley & Co. LLC	MIBOR	Receive	6.65	Semi- Annual/ Maturity	6/17/31	INR	123,900	1	—	1
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.66%	Semi- Annual/ Semi- Annual	9/17/30	215,300	$(74)	$—	$(74)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.69	Semi- Annual/ Semi- Annual	9/17/30	280,000	(93)	—	(93)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.71	Semi- Annual/ Semi- Annual	9/17/30	785,000	(255)	—	(255)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.77	Semi- Annual/ Semi- Annual	9/17/30	200,000	(60)	—	(60)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.91	Semi- Annual/ Semi- Annual	12/18/29	400,000	(67)	—	(67)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.93	Semi- Annual/ Semi- Annual	3/18/31	233,010	(65)	—	(65)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.94	Semi- Annual/ Semi- Annual	12/18/29	600,000	(96)	—	(96)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.95	Semi- Annual/ Semi- Annual	6/18/30	390,000	(75)	—	(75)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.98	Semi- Annual/ Semi- Annual	3/18/31	250,000	(64)	—	(64)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.01	Semi- Annual/ Semi- Annual	12/18/29	334,000	(45)	—	(45)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.03	Semi- Annual/ Semi- Annual	12/18/29	430,000	(55)	—	(55)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.07%	Semi- Annual/ Semi- Annual	3/19/30		110,500	$(16)	$—	$(16)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.12	Semi- Annual/ Semi- Annual	3/18/31		295,600	(59)	—	(59)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi- Annual/ Semi- Annual	3/20/29		970,400	(26)	—	(26)
Morgan Stanley & Co. LLC	MIBOR	Pay	6.28	Semi- Annual/ Semi- Annual	12/18/29		312,000	(10)	—	(10)
Morgan Stanley & Co. LLC	THOR	Receive	1.69	Quarterly/ Quarterly	6/17/31	THB	15,000	1	—	1
Morgan Stanley & Co. LLC	THOR	Receive	1.69	Quarterly/ Quarterly	6/17/31		25,000	1	—	1
Morgan Stanley & Co. LLC	THOR	Receive	1.69	Quarterly/ Quarterly	6/17/31		10,800	—	—	—@
Morgan Stanley & Co. LLC	THOR	Pay	1.26	Quarterly/ Quarterly	9/17/30		158,000	(67)	—	(67)
Morgan Stanley & Co. LLC	THOR	Pay	1.38	Quarterly/ Quarterly	3/18/31		40,580	(15)	—	(15)
Morgan Stanley & Co. LLC	THOR	Pay	1.41	Quarterly/ Quarterly	6/18/30		25,220	(4)	—	(4)
Morgan Stanley & Co. LLC	THOR	Pay	1.45	Quarterly/ Quarterly	3/18/31		28,800	(8)	—	(8)
Morgan Stanley & Co. LLC	THOR	Pay	1.47	Quarterly/ Quarterly	3/18/31		25,340	(7)	—	(7)
Morgan Stanley & Co. LLC	THOR	Pay	1.48	Quarterly/ Quarterly	6/17/31		18,276	(6)	—	(6)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	THOR	Pay	2.68%	Quarterly/ Quarterly	6/21/33	120,000	$213	$—	$213
Morgan Stanley & Co. LLC	THOR	Pay	2.70	Quarterly/ Quarterly	6/19/34	68,480	126	—	126
							$(1,283)	$—	$(1,283)

OTC Interest Rate Swap Agreements:
The Fund had the following OTC interest rate swap agreements open at April 30, 2026:
Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	3 Month KLIBOR	Pay	3.09%	Quarterly/ Quarterly	9/17/30	MYR	5,730	$(25)	$—	$(25)
BNP Paribas Suisse SA	3 Month KLIBOR	Pay	3.48	Quarterly/ Quarterly	6/18/30		105,420	(5)	—	(5)
JPMorgan Chase Bank NA	3 Month KLIBOR	Pay	3.68	Quarterly/ Quarterly	6/19/29		45,400	82	—	82
								$52	$—	$52

@	Value is less than $500.

CDI	CHESS Depositary Interest.
CNH	Chinese Yuan Renminbi Offshore
JIBAR	Johannesburg Interbank Agreed Rate.
KLIBOR	Kuala Lumpur Interbank Offered Rate.
KSDA	Korea Securities Dealers Association.
MIBOR	Mumbai Interbank Offered Rate.
PRIBOR	Prague Interbank Offered Rate.
THOR	Thai Overnight Repurchase Rate.
TIIE	Interbank Equilibrium Interest Rate.
WIBOR	Warsaw Interbank Offered Rate.

ALL —	Albanian Lek
AMD —	Armenian Dram
BRL —	Brazilian Real
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DOP —	Dominican Peso
EGP —	Egyptian Pound
EUR —	Euro
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
INR —	Indian Rupee
KES —	Kenyan Shilling
KRW —	South Korean Won
KZT —	Kazakhstan Tenge
LKR —	Sri Lankan Rupee
MNT —	Mongolian Tugrik
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NGN —	Nigerian Naira

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
PEN —	Peruvian Nuevo Sol
PHP —	Philippine Peso
PLN —	Polish Zloty
PYG —	Paraguay Guarani
RON —	Romanian New Leu
RSD —	Serbia Dinar
RUB —	Russian Ruble
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
TZS —	Tanzanian Schilling
UGX —	Ugandan shilling
USD —	United States Dollar
UYU —	Uruguay Peso
UZS —	Uzbekistan Som
VND —	Viet Nam Dong
ZAR —	South African Rand
ZMW —	Zambian Kwacha

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	70.2%
Short-Term Investments	25.0
Other*	4.8
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**
Does not include open futures contracts with a value of approximately
$7,038,000 and net unrealized appreciation of approximately $108,000.
Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,868,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,231,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Financial Statements

Statement of Assets and Liabilities	April 30, 2026 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $349,493)	$367,324
Investment in Security of Affiliated Issuer, at Value (Cost $66,047)	66,047
Total Investments in Securities, at Value (Cost $415,540)	433,371
Foreign Currency, at Value (Cost $11,256)	10,796
Receivable for Investments Sold	19,615
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	14,617
Interest Receivable	8,619
Receivable for Variation Margin on Futures Contracts	110
Receivable from Affiliate	104
Unrealized Appreciation on Swap Agreements	82
Dividends Receivable	1
Other Assets	67
Total Assets	487,382
Liabilities:
Payable for Line of Credit	65,149
Payable for Investments Purchased	19,237
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	12,749
Due to Broker	3,880
Deferred Capital Gain Country Tax	534
Payable for Advisory Fees	361
Payable for Custodian Fees	288
Payable to Bank	159
Options Written, at Value (Premiums Received $534)	118
Payable for Variation Margin on Swap Agreements	105
Payable for Professional Fees	31
Unrealized Depreciation on Swap Agreements	30
Payable for Administration Fees	29
Payable for Stockholder Servicing Agent Fees	3
Other Liabilities	40
Total Liabilities	102,713
Net Assets
Applicable to 64,456,047 Issued and Outstanding $0.01 Par Value Shares (100,000,000 Shares Authorized)	$384,669
Net Asset Value Per Share	$5.97
Net Assets Consist of:
Common Stock	$645
Paid-in-Capital	508,774
Total Accumulated Loss	(124,750)
Net Assets	$384,669

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Financial Statements (cont'd)

Statement of Operations	Six Months Ended April 30, 2026 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1,131 of Foreign Taxes Withheld)	$22,112
Dividends from Security of Affiliated Issuer (Note F)	299
Total Investment Income	22,411
Expenses:
Advisory Fees (Note B)	2,173
Interest Expense on Line of Credit (Note G)	1,442
Custodian Fees (Note D)	273
Administration Fees (Note C)	174
Line of Credit Commitment Fees (Note G)	109
Professional Fees	106
Stockholder Reporting Expenses	25
Interest Expenses	21
Stockholder Servicing Agent Fees	8
Directors' Fees and Expenses	4
Other Expenses	22
Total Expenses	4,357
Rebate from Morgan Stanley Affiliate (Note F)	(15)
Net Expenses	4,342
Net Investment Income	18,069
Realized Gain (Loss):
Investments Sold (Net of Capital Gain Country Tax $119)	13,659
Foreign Currency Forward Exchange Contracts	8,405
Foreign Currency Transaction	(1,462)
Futures Contracts	(25)
Options Written	237
Swap Agreements	(1,972)
Net Realized Gain	18,842
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $200)	(779)
Foreign Currency Forward Exchange Contracts	1,508
Foreign Currency Translation	(692)
Futures Contracts	148
Options Written	53
Swap Agreements	(3,224)
Net Change in Unrealized Appreciation (Depreciation)	(2,986)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	15,856
Net Increase in Net Assets Resulting from Operations	$33,925
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026
Financial Statements (cont'd)

Statements of Changes in Net Assets	Six Months Ended April 30, 2026 (unaudited) (000)	Year Ended October 31, 2025 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$18,069	$34,896
Net Realized Gain	18,842	69
Net Change in Unrealized Appreciation (Depreciation)	(2,986)	33,709
Net Increase in Net Assets Resulting from Operations	33,925	68,674
Dividends and Distributions to Stockholders	(17,403)	(36,095)
Total Increase	16,522	32,579
Net Assets:
Beginning of Period	368,147	335,568
End of Period	$384,669	$368,147

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Financial Statements (cont'd)

Statement of Cash Flows	Six Months Ended April 30, 2026 (000)
Cash Flows From Operating Activities
Net Increase in Net Assets Resulting from Operations	$33,925
Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	195,171
Proceeds from (Payments on) Foreign Currency Forward Exchange Contracts, Foreign Currency Transactions, Futures Contracts and Swap Agreements	1,665
Payments on Purchases of Long-Term Investments	(153,596)
Net Proceeds from Short-Term Investments	(49,429)
Net Realized (Gain) Loss for Investments Sold, Foreign Currency Forward Exchange Contracts, Foreign Currency Translation, Futures Contracts, Options Written and Swap Agreements	(18,842)
Net Change in Unrealized Appreciation (Depreciation) for Investments, Foreign Currency Forward Exchange Contracts, Foreign Currency Translation, Futures Contracts, Options Written and Swap Agreements	2,986
Accretion/Amortization of Discounts and Premiums	(4,854)
(Increase) Decrease in Receivable for Variation Margin on Futures Contracts and Swap Agreements	238
(Increase) Decrease in Interest Receivable and Dividend Receivable	(212)
(Increase) Decrease in Receivables Related to Operations	8,460
Increase (Decrease) in Payable for Variation Margin on Swap Agreements	105
Increase (Decrease) in Advisory Fees Payable	2
Increase (Decrease) in Interest Payable	20
Increase (Decrease) in Payables Related to Operations	1,641
Net Cash Provided by (Used for) Operating Activities	17,280
Cash Flows From Financing Activities:
Cash Paid for Line of Credit	(59,871)
Cash Received for Line of Credit	65,000
Cash Distribution Paid	(17,403)
Net Cash Provided by (Used for) Financing Activities	(12,274)
Net Increase (Decrease) in Cash	5,006
Cash and Foreign Currency at Beginning of Period*	5,631
Cash and Foreign Currency at End of Period*	$10,637
Supplemental Disclosure of Cash Flow Information:
Interest Paid on Line of Credit during the Period	$1,422

*	Includes foreign currency of approximately $4,249,000 and $10,796,000, cash of $1,382,000 and $0 and bank overdraft of $0 and $159,000 as of October 31, 2025 and April 30, 2026, respectively.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026
Financial Highlights
Selected Per Share Data and Ratios
	Six Months Ended April 30,2026 (unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.71	$5.21	$5.08	$4.82	$6.44	$6.75
Net Investment Income(1)	0.28	0.54	0.52	0.32	0.30	0.31
Net Realized and Unrealized Gain (Loss)	0.25	0.52	0.05	0.25	(1.59)	(0.23)
Total from Investment Operations	0.53	1.06	0.57	0.57	(1.29)	0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.27)	(0.56)	(0.31)	(0.04)	—	(0.14)
Paid-in-Capital	—	—	(0.14)	(0.28)	(0.33)	(0.25)
Total Distributions	(0.27)	(0.56)	(0.45)	(0.32)	(0.33)	(0.39)
Anti-Dilutive Effect of Share Repurchase Program	—	—	0.01	0.01	0.00 (2)	—
Net Asset Value, End of Period	$5.97	$5.71	$5.21	$5.08	$4.82	$6.44
Per Share Market Value, End of Period	$5.62	$5.37	$4.65	$4.33	$4.04	$5.77
TOTAL INVESTMENT RETURN:(3)
Market Value	9.67%(4)	29.48%	17.91%	14.77%	(24.96)%	9.98%
Net Asset Value	9.56%(4)	22.88%	12.83%	12.64%	(19.78)%	1.66%
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$384,669	$368,147	$335,568	$331,231	$318,061	$425,893
Ratio of Expenses to Average Net Assets	2.29%(5)(6)	2.18%(6)	2.20%(6)	2.32%(6)	2.12%(6)	1.90%(6)
Ratio of Expenses to Average Net Assets Excluding Interest Expense	1.52%(5)(6)	1.37%(6)	1.49%(6)	1.47%(6)	1.55%(6)	1.53%(6)
Ratio of Net Investment Income to Average Net Assets	9.52%(5)(6)	8.76%(6)	9.60%(6)	6.05%(6)	5.34%(6)	4.45%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%(5)	0.01%	0.01%	0.01%	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	45%(4)	72%	88%	56%	67%	42%

(1)	Per share amount is based on average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)
Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.
(5)	Annualized.
(6)
The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets.”

(7)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements
The Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the “Fund”) was incorporated in Maryland on January 25, 2007 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Fund’s primary investment objective is to seek a high level of current income, with a secondary investment objective of long-term capital appreciation.
The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
A.Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1.Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2.Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2026:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)(1)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$18,675	$—	$18,675
Loan Participation Notes	—	—	2,165	2,165
Sovereign	—	303,930	—	303,930
Total Fixed Income Securities	—	322,605	2,165	324,770
Short-Term Investments
U.S. Treasury Securities	—	9,904	—	9,904
Investment Company	66,047	—	—	66,047
Sovereign	—	32,299	—	32,299
Total Short- Term Investments	66,047	42,203	—	108,250
Put Options Purchased	—	351	—	351
Foreign Currency Forward Exchange Contracts	—	14,617	—	14,617
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)(1)	Total (000)
Futures Contracts	$108	$—	$—	$108
Centrally Cleared Interest Rate Swap Agreements	—	2,630	—	2,630
OTC Interest Rate Swap Agreement	—	82	—	82
Total Assets	66,155	382,488	2,165	450,808
Liabilities:
Call Options Written	—	(118)	—	(118)
Foreign Currency Forward Exchange Contracts	—	(12,749)	—	(12,749)
Centrally Cleared Interest Rate Swap Agreements	—	(3,913)	—	(3,913)
OTC Interest Rate Swap Agreements	—	(30)	—	(30)
Total Liabilities	—	(16,810)	—	(16,810)
Total	$66,155	$365,678	$2,165	$433,998

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
3.Foreign Currency Translation and Foreign
Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
—
investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
—
investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.
A significant portion of the Fund’s net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.
4.Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. To the extent the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to such securities, including, but not limited to, emerging market currency derivatives and swap agreements, such investments will be counted for purposes of meeting the Fund’s 80% policy. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or write put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Total Investments in Securities” in the Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. Writing put options tend to increase the Fund’s exposure to the underlying instrument. Writing call options tend to decrease the Fund’s exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.
When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) Broker” in the Statement of Assets and Liabilities.
Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swaps once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the the Statement of Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2026:
	Asset Derivatives Statements of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$14,617
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	108 (a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	2,631 (a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	82
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	351 (b)
Total			$17,789

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(12,749)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(3,913)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(30)
Options Written	Investments, at Value (Options Written)	Currency Risk	(118)
Total			$(16,810)

(a)
This amount represents the cumulative appreciation (depreciation)
as reported in the Portfolio of Investments. The Statements of
Assets and Liabilities only reflects the current day’s net variation margin.

(b)	Amount is included in Investments in Securities in the Statement of Assets and Liabilities.
The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
for the six months ended April 30, 2026 in accordance with ASC 815:
Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$8,405
Interest Rate Risk	Future Contracts	(25)
Interest Rate Risk	Swap Agreements	(1,972)
Currency Risk	Investments (Purchased Options)	(100)(a)
Currency Risk	Options Written	237
Total		$6,545

(a)	Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,508
Interest Rate Risk	Future Contracts	148
Interest Rate Risk	Swap Agreements	(3,224)
Currency Risk	Investments (Purchased Options)	96 (a)
Currency Risk	Options Written	53
Total		$(1,419)

(a)	Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.
At April 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$14,617	$(12,749)
Purchased Options	351 (c)	—
Options Written	—	(118)
Swap Agreements	82	(30)
Total	$15,050	$(12,897)

(a)	Excludes exchange-traded derivatives.
(b)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
(c)	Amount is included in Investments in Securities in the Statement of Assets and Liabilities.
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2026:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$$597	$$(194)	$$(260)	$$143
Bank of America NA	544	(281)	—	263
Barclays Bank PLC	1,402	(1,402)	—	0
BNP Paribas SA	1,105	(218)	(480)	407
Citibank NA	173	(173)	—	0
Deutsche Bank AG	3,219	(781)	(2,320)	118
Goldman Sachs International	4,004	(2,830)	(810)	364
HSBC Bank PLC	69	(69)	—	0
JPMorgan Chase Bank NA	731	(560)	(10)	161
Standard Chartered Bank	1,817	(1242)	—	575
State Street Bank & Trust Co.	767	(703)	—	64
UBS AG	622	(622)	—	0
Total	$15,050	$(9,075)	$(3,880)	$2,095

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$$194	$$(194)	$$—	$$0
Bank of America NA	281	(281)	—	0
Barclays Bank PLC	1,827	(1,402)	(357)	68
BNP Paribas SA	223	(218)	—	5
Citibank NA	1,535	(173)	(1,098)	264
Deutsche Bank AG	781	(781)	—	0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$2,855	$(2,830)	$—	$25
HSBC Bank PLC	93	(69)	—	24
JPMorgan Chase Bank NA	560	(560)	—	0
Standard Chartered Bank	1,242	(1,242)	—	0
State Street Bank & Trust Co.	703	(703)	—	0
UBS AG	2,603	(622)	(1981)	0
Total	$12,897	$(9,075)	$(3,436)	$386

(a)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.
For the six months ended April 30, 2026, the average monthly amount outstanding for each derivative type is as follows:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,034,338,000
Futures Contracts:
Average monthly notional value	$12,898,000
Purchased Options:
Average monthly notional amount	$85,276,000
Swap Agreements:
Average monthly notional amount	$531,453,000
Written Options:
Average monthly notional amount	$32,163,000
5.Indemnifications: The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
6.Dividends and Distributions to Stockholders:  Dividends and distributions to stockholders are recorded on

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.
7.Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Dividends and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.
8.Segment Reporting: The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Fund’s President acts as the Fund’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
B.Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, calculated weekly and payable monthly, at an annual rate of 1.00% of the Fund’s average weekly managed assets.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.
C.Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average weekly managed net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
D.Custodian Fees: State Street (the “Custodian”) and its affiliate serve as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
E.Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2025 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:	2024 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Paid-in- Capital (000)
$36,095	$19,800	$9,324

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions, the timing of the deductibility of certain expenses and the recognition of premium amortization.
The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2025.
At October 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$351	$—
At October 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $17,888,000 and $139,378,000, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders. During the year ended October 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,857,000.
F.Security Transactions and Transactions with
Affiliates: For the six months ended April 30, 2026, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $157,604,000 and $201,606,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six month ended April 30, 2026.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, advisory fees paid were reduced by approximately $15,000 relating to the Fund’s investment in the Liquidity Fund.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended April 30, 2026 is as follows:
Affiliated Investment Company	Value October 31, 2025 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Fund	$2,221	$285,540	$221,714	$299

Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value April 30, 2026 (000)
Liquidity Fund	$—	$—	$66,047
Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
G.Credit Facility: The Fund will use the proceeds from the use of leverage to purchase additional securities consistent with the Fund’s investment objectives, policies and strategies. The
Fund has entered into an agreement with State Street as Administrative Agent and sole lender to provide a revolving line of credit facility (“Facility”) in the amount of $200,000,000. Borrowings under the Facility are secured by the assets of the Fund. The interest for the funds drawn will be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. The Facility also has a commitment fee of 0.15% of the unused portion of the Facility. The average borrowings and interest rate for the six months ended April 30, 2026 were approximately $55,414,000 and 5.17%, respectively. During the same period, the Fund incurred approximately $1,442,000 in interest expense associated with the outstanding loans and commitment fee of approximately $109,000. The loan’s carrying value in the Fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy.
H.Other: As permitted by the Fund's offering prospectus, on January 10, 2008, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s NAV, shares trade from their NAV. During the six months ended April 30, 2026, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 8,861,689 of its shares at an average discount of 14.64% from NAV. The Directors regularly monitor the Fund's share repurchase program as part of their review and consideration of the Fund's premium/discount history. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.
At April 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 21.6%.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
I.Market and Geopolitical Risk: The value of an investment in each Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund’s investments, which may in turn impact a Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund’s investments, adversely affect and increase the volatility of a Fund’s share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund’s investments cannot be predicted.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Portfolio Management
The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. For the period of the report, the members of the team jointly and primarily responsible for the day-to-day management of the Fund were Sahil Tandon, a Managing Director of the Sub-Adviser, and Patrick Campbell, and Brian Shaw, Managing Directors of the Adviser. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004. Mr. Tandon began managing the Fund in October 2015. Mr. Campbell has been associated with the Adviser or its affiliates in an investment management capacity since June 2008. Mr. Shaw has been associated with the Adviser or its affiliates in an investment management capacity since December 2008.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy
The Fund’s primary investment objective is to seek a high level of current income, with a secondary investment objective of long-term capital appreciation. The Fund's investment objectives may be changed without stockholder approval; however, stockholders will be notified in writing of any changes at least 60 days’ prior to any change. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its managed assets in emerging markets domestic debt. The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company. To the extent the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to such securities, including, but not limited to, emerging market currency derivatives and swap agreements, such investments will be counted for purposes of meeting the Fund’s 80% policy.
Emerging markets domestic debt refers to debt obligations of issuers located in emerging market countries that are denominated in the local currency. “Managed Assets” means the total assets of the Fund, which includes any proceeds from the issuance by the Fund of preferred shares and other borrowings for investment purposes, minus the sum of accrued liabilities (other than indebtedness attributable to leverage). The debt obligations currently include (i) Sovereign Debt Obligations and (ii) debt obligations of non-governmental issuers located in emerging markets, including bonds, convertible securities and commercial paper. For purposes of the Fund’s policies, an issuer is located in an emerging market country if (i) the principal trading market for its securities is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in an emerging market country or countries or (iii) it is a government entity of, is organized under the laws of, or has a principal office in, an emerging market country. Certain of the issuers that fall within categories (ii) and (iii) above may or may not have a principal trading market in an emerging market country and, while exposing the Fund’s assets to the economic benefits of investing in an emerging market country, may not do so to the same extent as an issuer with a principal trading market in an emerging market country. Emerging market countries are countries that the World Bank has determined to have a low or middle-income economy. Emerging market countries may include any country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund’s organizational documents provide no limit on the percentage of the Fund’s Managed Assets that may be invested in a single country. The Fund may invest in emerging market countries such as Indonesia, Malaysia, Thailand, the Czech Republic, Hungary, Poland, Russia, Slovakia, Turkey, South Africa, Brazil, Chile, Colombia, Mexico and Peru. The Fund may invest, without limitation, in securities that are rated below investment grade by a nationally recognized statistical rating organization or unrated securities that are deemed to be of comparable quality by the Adviser. Debt securities rated below investment grade are commonly known as ‘‘junk bonds’’ and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. The Fund’s holdings may range in maturity from overnight to 30 years or more. The Fund may also invest in warrants, structured investments or other Strategic Transactions, which may be used to maintain exposure of at least 80% of its assets to debt obligations of issuers located in emerging market countries that are denominated in the local currency. Under certain limited circumstances, the Fund’s investments may be all or substantially all invested in warrants, structured investments or other Strategic Transactions.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
In addition, the Fund may invest up to 20% of its Managed Assets in Strategic Transactions, which will not be used to maintain exposure of at least 80% of its assets to debt obligations of issuers located in emerging market countries that are denominated in the local currency, and in currencies of emerging market countries and other types of investments, including shares of open- and closed-end investment companies, common stocks, bonds, convertible securities, money market and short-term debt securities and cash equivalents. The Fund’s 80% policy may be changed without stockholder approval; however, stockholders will be notified in writing of any changes at least 60 days’ prior to any change.
The Fund’s Investments
The Fund will invest primarily in debt obligations of issuers located in emerging market countries that are denominated in the local currency. The Adviser will implement a multi-phase investment process, with an emphasis on sovereign economic fundamentals, to assess sovereign risk and the relative valuations of currencies and interest rates in emerging market countries. As part of its assessment, the Adviser will analyze a country’s political, economic and social environment. The Adviser will focus on change at the margin rather than taking static snapshots of economic variables and will seek to interpret events and forces in their early stages and to assess their impact on individual emerging market countries.
The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (GDP growth, inflation, external accounts, debt serviceability). In selecting the Fund’s investments, the Adviser analyzes the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. In addition, the Adviser analyzes long-term equilibrium real exchange rates, utilizing a proprietary econometric model that considers the impact of various fundamental variables, including productivity differentials, terms of trade and external positions. The Adviser will utilize a proprietary interest rate and yield curve valuation model to identify investment opportunities. The Fund’s investments include:
Portfolio Composition
Sovereign Debt Obligations. Debt obligations known as “sovereign debt” are obligations of governmental issuers in emerging market countries that are denominated in the local currency of the country of issuance and industrialized countries. “Sovereign Debt Obligations” include (i) debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions, (ii) debt securities issued by government owned, controlled or sponsored entities, (iii) interests in entities organized and operated for the purposes of restructuring the investment characteristics of instruments issued by any of the above issuers or (iv) participation in loans between emerging market governments and financial institutions.
Corporate Debt Obligations. The Fund may invest in debt obligations of non-governmental issuers located in emerging market countries and denominated in the local currency. Corporate debt obligations generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical corporate bond specifies a fixed date

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.
Corporate debt obligations come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). The Fund’s investments in bonds and notes. The Fund may invest in convertible bonds and warrant structures, which are fixed income securities with imbedded warrants which are exercisable into other debt or equity securities, provided that upon conversion of such securities into equity securities, such equities are promptly disposed of.
Other Debt Obligations. The Fund may invest up to 20% of its Managed Assets in debt obligations other than those of issuers located in emerging market countries and denominated in the local currency, including, but not limited to, eurobonds, Yankee dollar obligations, global bonds and Brady Bonds.
Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of Sovereign Debt Obligations and one or more financial institutions. The Fund’s investments in Loans in most instances will be in the form of participations in Loans or assignments of all or a portion of Loans from third parties. The Fund’s investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.
When the Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain Sovereign Debt Obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in a Loan is through a Participation and not an Assignment.
Derivatives
The Fund may, but is not required to, use derivatives and other similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivative instruments used by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.
The derivative instruments and techniques that the Fund may use include:
Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset,reference rate or index at a specific price at a specific future time. While the value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.
Loan Participation Notes. The Fund may invest in loan participation notes (“LPNs”), which are interests in loans or other direct debt instruments relating to amounts owed by a corporate, governmental or other borrower to another party. LPNs are notes issued through a special purpose vehicle for the purpose of funding or acquiring a loan to final obligor. LPNs are subject to the same risks as other debt obligations, which may include credit risk, interest rate risk, liquidity risk and market risk. LPNs have limited recourse to the issuer, to the extent of the amount received by the issuer from the ultimate borrower in paying the principal and interest amounts as defined under the loan agreement. The Fund may be exposed to the credit risk of both the lender and the borrower, and may not benefit from any collateral supporting the underlying loan.
Options.  If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns. Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other applicable foreign currency. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of  those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.
Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.
Structured Investments.  The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
Swaps.  The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount,

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement,based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges or swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing of certain standardized swap transactions. Swaps subject to mandatory central clearing must be traded on an exchange or swap execution facility unless no exchange or swap execution facility “makes the swap available to trade.” The Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.
Foreign Currency Forward Exchange Contracts.
In connection with their investments in foreign securities, certain Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to seek to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.
Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
objectives, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolios. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Funds’ holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.
Cybersecurity Risk
With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser, authorized participants, service providers and the relevant listing exchange, as applicable, are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information,corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by, or breaches of, the systems of the Adviser, Distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), exchanges, market participants, market makers, authorized participants or the issuers of securities in which the Fund invests, as applicable, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses,interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading,submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions,shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or authorized participants, as applicable. The Fund and its shareholders could be negatively impacted as a result.
Use of Artificial Intelligence Technology Risk.
The Fund, its third-party vendors, shareholders, financial intermediaries or counterparties with which it interacts directly or indirectly may use or rely on proprietary and/or third-party technology, including artificial intelligence solutions. Artificial intelligence (“AI”)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
refers to computer systems capable of performing tasks that typically require human intelligence, including but not limited to machine learning, natural language processing, and generative and agentic AI technologies. These systems are designed to analyze data, learn from patterns, make decisions and solve problems. Actual usage of AI will vary and is likely to change over time. Investors should be aware that the use of AI tools, while potentially beneficial, presents a range of risks and may result in material adverse consequences (such as operational errors and investment/risks) for the Fund and/or its third-party vendors, shareholders, financial intermediaries or  counterparties, and no assurance can be given that any controls adopted to govern the use of AI will fully mitigate the risks associated with AI technologies. In addition, AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks.
Risk of Errors: AI tools may produce inaccurate, biased, insufficient, discriminatory, misleading, incomplete, undetectable manipulative or otherwise flawed responses due to (among other things) limitations in training data, algorithmic design or operational oversight. Such deficiencies may result in operational errors, investment losses,  reputational, financial, or social harm, legal liability, regulatory scrutiny or other adverse effects. The deployment and supervision of AI tools may increase operational and compliance risks. Inappropriate use of AI tools or overreliance on AI outputs without adequate human oversight may further exacerbate these risks.
Explainability Risk: The Fund may have limited visibility into the data sources, methodologies or decision-making processes underlying AI tools, which may complicate the assessment of reliability and risks of such AI tools. Errors or defects in the coding or design of AI tools may only become apparent after widespread deployment of such tools. Additionally, AI tools may present challenges in transparency, explainability, and traceability. Users of AI tools may not be able to fully explain how decisions are made or how data is processed, which could lead to operational, regulatory, or reputational risks.
Regulatory/Legal Risks: The legal and regulatory environment relating to AI is uncertain and evolving and future changes, such as those related to privacy, data protection and intellectual property, could have an impact on the use of AI and existing or emerging technologies that could impact the Fund and/or its third-party vendors, shareholders, financial intermediaries or  counterparties. It is possible that future changes in applicable legal and regulatory requirements could increase compliance costs. Any of these risks could adversely affect the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties. Additionally, regulatory actions or legal challenges may impose restrictions or obligations that affect operational efficiency or compliance posture. There is no assurance the Fund can successfully assert proprietary rights in output generated by its use of AI tools.
Third-Party Use and Operational Resilience Risk: The Fund may not be able to control the use of AI technologies in third-party products or services, including those provided by the Fund’s service providers and/or other entities with which it interacts directly or indirectly. The use of third-party and open-source AI tools (if any) can pose additional risks relating to data protection and information security, including the potential exposure of confidential information to unauthorized recipients and the misuse of intellectual property, which could adversely affect the Fund. Reliance on a limited number of foundation models or third-party vendors may create concentration risk, potentially impacting operational resiliency and increasing vulnerability to systemic disruption.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
Cybersecurity Risk: AI tools may be subject to heightened security vulnerabilities, cyber attacks, and/or other acts by malicious actors. Unauthorized persons who gain access to AI tools used by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties, or the underlying datasets thereof, may be able to access the Fund’s or investor’s data, to impede or disrupt the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties’ ability to perform their functions, or corrupt the underlying AI tool through techniques such as data poisoning, which may cause the AI tools to produce erroneous outputs.
Additional Risks of AI Tools: The misuse of AI tools, whether intentional or inadvertent, may expose the Fund to additional risks. In addition, AI tools and technology are evolving rapidly and the integration of AI in systems and operations create new risks that can be difficult to assess and anticipate. For example, “agentic AI” (generally, a more autonomous version of AI) is a new area of AI that may be considered particularly speculative and risks may be heightened with respect to the use of “agentic AI” by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties.
Market and Geopolitical Risk
The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility,may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need or decision to liquidate such assets.
The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market, or with respect to one company, may adversely impact other companies and other issuers, including those in a different country, region, sector, industry, or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat and/or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.
Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, the imposition of tariffs, trade restrictions or similar actions by the U.S. or foreign governments (or retaliatory measures taken in response to such actions) and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.
Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.
Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the price and performance of the Fund’s investments, reduce market liquidity, adversely affect and increase the volatility of markets and the Fund’s share price and exacerbate pre-existing political, social, financial and economic risks to the Fund and cause overall declines in the U.S. and global markets. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions(including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
Foreign and Emerging Market Securities
Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks and heightened risks, that may result in losses to the Fund. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global, military or other conflicts), the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals,changes in international trading patterns, trade barriers (including tariffs) and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental interventions or other actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market, economic, political and social turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. Emerging market countries may be subject to increased potential for market manipulation and to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular,in emerging market countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities (in the sanctioned country and other markets), negatively impact the value or liquidity of the Fund’s investments, significantly delay or prevent the settlement of the Fund’s securities transactions, force the Fund to sell or otherwise dispose of investments at inopportune times or prices, or impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategies.
Chinese Fixed-Income Investments
The Fund may invest in Chinese fixed-income securities traded in the China Interbank Bond Market (“CIBM”) through the Bond Connect program (“Bond Connect”), which allows non-Chinese-domiciled investors (such as the Fund) to purchase certain fixed income investments available in China’s interbank bond market. Bond Connect utilizes the trading infrastructure of both Hong Kong and China. Bond Connect therefore is not available when there are trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered via Bond Connect may lose their eligibility for trading through the program at any time, in which case they may be sold but could no longer be purchased through Bond Connect. Because Bond Connect is relatively new, its effects on the Chinese interbank bond are uncertain. In addition, the trading, settlement and information technology systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading via Bond Connect could be disrupted, adversely affecting the ability of the Fund to acquire or dispose of securities through Bond Connect in a timely manner, which in turn could adversely impact the Fund’s performance.
Bond Connect is subject to regulation by both Hong Kong and China. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In China, Bond Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Monetary Authority Central Money Markets Unit via accounts maintained with China’s two clearinghouses for fixed-income securities. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Bond Connect securities, the law surrounding such rights continues to develop, and the mechanisms that beneficial owners may use to enforce their rights are untested and therefore pose uncertain risks, with legal and regulatory risks potentially having retroactive effect. Further, courts in China have limited experience in applying the concept of beneficial ownership, and the law surrounding beneficial ownership will continue to evolve as they do so. There is accordingly a risk that, as the law is tested and developed, the Fund’s ability to enforce its ownership rights may be negatively impacted, which could expose the Fund to the risk of loss on such investments. The Fund may not be able to participate in corporate actions affecting Bond Connect securities due to time constraints or for other operational reasons, and payments of distributions could be delayed. Market volatility and potential lack of liquidity due to low trading volume of certain bonds may result in prices of those bonds fluctuating significantly; in addition, the bid-ask spreads of the prices of such securities may be large, and the Fund may therefore incur significant costs and suffer losses when selling such investments. More generally, bonds traded in CIBM may be difficult or impossible to sell,which could further impact the Fund’s ability to acquire or dispose of such securities at their expected prices. Bond Connect trades are settled in Renminbi (“RMB”), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
Kong, which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules. Finally, uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
Under the prevailing applicable Bond Connect regulations, the Fund participates in Bond Connect through an offshore custody agent,registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agents.
ESG Investment Risk
To the extent that the Adviser considers ESG issues as a component in its investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.
Temporary Investments
The investment policies, limitations or practices of the Fund may not apply during periods of unusual or adverse market, economic,political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, the Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time. During such periods, the Fund may, for temporary defensive purposes, reduce its holdings in debt obligations of issuers located in emerging markets countries that are denominated in the local currency and invest in certain liquid short-term (less than one year to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (a) obligations of the U.S., emerging market or other foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any other currency issued by various governments or international development agencies;(d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States, emerging market or other foreign corporations; and (e) repurchase agreements with banks and broker/dealers with respect to such securities. The Fund intends to invest for temporary defensive purposes only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in certain emerging market countries in which the Fund may invest).

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Investment Policy (cont'd)
Pricing of Securities
Certain of the Fund’s securities may be valued by an outside pricing service approved by the Board. The pricing service/vendor may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service. Pricing services value securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Determination of NAV
The Fund determines the NAV per share as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares generally will not be priced on days that the NYSE is closed, although shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. On any business day when SIFMA recommends that the bond markets close early, the Fund reserves the right to price its shares at or prior to the SIFMA recommended closing time. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Fund may elect to price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Dividend Reinvestment Plan
Pursuant to the Dividend Reinvestment Plan (the Plan), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the Plan Agent) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares.
Dividend and capital gain distributions (Distribution) will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a Distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.
The Plan Agent’s fees for the reinvestment of a Distribution will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.
In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.
Stockholders who do not wish to have Distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
1 (800) 231-2608

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
Important Notices (unaudited)
Reporting to Shareholders
The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (“SEC”) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters as an attachment to Form N-PORT and monthly holding for each money market fund on Form N-MFP. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, but makes the complete schedule of portfolio holdings for the Fund’s first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may, however, obtain Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).
In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund provides a complete schedule of portfolio holdings on the public website on a monthly basis at least 15 calendar days after month end and under other conditions as described in the Fund’s policy on portfolio holdings disclosure. You may obtain copies of the Fund’s monthly website postings by calling toll free 1(800) 231-2608.
Proxy Voting Policies and Procedures and Proxy Voting Record
A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling toll free 1(800) 231-2608 or by visiting our website at www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html. This information is also available on the SEC’s web site at www.sec.gov.
Share Repurchase Program
You can access information about the monthly share repurchase results through Morgan Stanley Investment Management's website:  www.morganstanley.com/im/shareholderreports.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
U.S. Customer Privacy Notice March 2026

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■
Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don't share

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
U.S. Customer Privacy Notice (cont'd)March 2026

To limit our sharing
Call toll-free (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific
Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
PLEASE NOTE: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: msimprivacy@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)

What we do
How does MSIM protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?
We collect your personal information, for example, when you
■
open an account or make deposits or withdrawals from
your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. (See below for more on your rights under state law.)

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

April 30, 2026 (unaudited)
U.S. Customer Privacy Notice (cont'd)March 2026

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
■
Our affiliates include registered investment advisers
such as Eaton Vance Management and Calvert
Research and Management, registered broker-
dealers such as Morgan Stanley Distributors, Inc.
and Eaton Vance Distributors,Inc., and registered and
unregistered funds sponsored by Morgan Stanley
Investment Management such as the registered
funds within Morgan Stanley Institutional Fund,Inc.
(together, the “Investment Management
Affiliates”);and companies with a Morgan Stanley
name and financial companies such as Morgan
Stanley Barney LLC and Morgan Stanley & Co. (the,
“Morgan Stanley Affiliates”).

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn’t jointly market

Other important Information
* PLEASE NOTE: MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan
Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the
Investment Management Affiliates from marketing their products to you.

Vermont:  Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Directors
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Richard G. Gould III
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board
Officers
Deidre A. Downes
Chief Compliance Officer
John H. Gernon
President and Principal Executive Officer
Michael J. Key
Vice President
Deidre Walsh
Secretary and Chief Legal Officer
James F. Kirchner
Treasurer and Principal Financial Officer

Adviser and Administrator
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
Sub-Adviser
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England
Custodian
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Stockholder Servicing Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, Kentucky 40233
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Directors
Morgan, Lewis & Bockius LLP
One State Street
Hartford, Connecticut 06103
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call toll free 1 (800) 231-2608 or visit our website at www.morganstanley.com/im/shareholderreports. All investments involve risks, including the possible loss of principal.
© 2026 Morgan Stanley
CEEDDSAN EXP 06.30.27

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required for this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required for this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
November 2025	—		N/A	N/A
December 2025	—		N/A	N/A
January 2026	—		N/A	N/A
February 2026	—		N/A	N/A
March 2026	—		N/A	N/A
April 2026	—		N/A	N/A
Total	—	—	N/A	N/A

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) For the Semi-Annual period ended April 30, 2026, the Fund earned income and incurred the following costs and expenses as a result of its securities lending activities:

		Cash					Total	Net Income
		Collateral					Costs of	from Securities
Gross	Revenue	Management	Administrative	Indemnification	Rebates to	Other	Securities	Lending
Income[1]	Split[2]	Fees[3]	Fees[4]	Fees[5]	Borrowers	Fees	Lending Activities	Activities
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1.	Gross Income includes income from the reinvestment of cash collateral.
2.	Revenue split represents the share of revenue generated by the securities lending program and paid to State Street.
3.	Cash collateral management fees include fees deducted from a pooled cash collateral reinvestment vehicle that are not included in the revenue split.
4.	These administrative fees are not included in the revenue split.
5.	These indemnification fees are not included in the revenue split.

(b) Pursuant to an agreement between the Fund and State Street Bank and Trust Company (“State Street”), the Fund may lend its securities through State Street as securities lending agent to certain qualified borrowers. As securities lending agent of the Fund, State Street administers the Fund’s securities lending program. These services include arranging the loans of securities with approved borrowers and their return to the Fund upon loan termination, negotiating the terms of such loans, selecting the securities to be loaned and monitoring dividend activity relating to loaned securities. State Street also marks to market daily the value of loaned securities and collateral and may require additional collateral as necessary from borrowers. State Street may also, in its capacity as securities lending agent, invest cash received as collateral in pre-approved investments in accordance with the Securities Lending Authorization Agreement. State Street maintains records of loans made and income derived therefrom and makes available such records that the Fund deems necessary to monitor the securities lending program.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 18, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026